UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22753

CCA Investments Trust

(Exact name of registrant as specified in charter)

190 North Canon Dr., Suite 402

Beverly Hills, CA 90210

(Address of principal executive offices)(Zip code)

CT Corporation System

Corporation Trust Center

1300 East 9th Street

Cleveland, OH 44114

(Name and Address of Agent for Service)

With copy to:

Donald S. Mendelsohn

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Registrant's telephone number, including area code: 310-432-0010

Date of fiscal year end: November 30

Date of reporting period: November 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of

1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

CCA CORE RETURN FUND

Institutional Class Shares   (CORIX)

Investor Class Shares   (CORAX)

Load Class Shares   (CORLX)

CCA AGGRESSIVE RETURN FUND

Institutional Class Shares   (RSKIX)

Investor Class Shares   (RSKAX)

Load Class Shares   (RSKLX)

ANNUAL REPORT

NOVEMBER 30, 2014

CCA INVESTMENTS TRUST

LETTER TO THE SHAREHOLDERS

NOVEMBER 30, 2014 (UNAUDITED)

Adam Checchi

Dear Shareholder,

We are pleased to provide the 2014 annual report on the CCA Funds.  This report includes a summary of the twelve months of operations ended November 30, 2014 for the two funds that comprise the CCA Funds System: the CCA Core Return Fund and the CCA Aggressive Return Fund (collectively the “Funds”).  In addition to this report, information on both funds can be found on our website at www.ccafunds.com.

As we have previously stated, we created The CCA Funds with one primary goal: protect and grow our investors’ hard earned money! We feel the best strategy to protect and grow our investors’ savings is to invest in civilization - what we refer to as “owning the world.”  We define “owning the world” as an investment strategy that tracks the world’s capital markets. Presently there are approximately $90 trillion of publicly traded assets, comprised of approximately 15,000 stocks and 16,000 bonds across 108 countries and 24 industries. We believe that owning the world’s stocks and bonds is a dependable long-term investment strategy because:

•

Global assets should grow with population and productivity

•

Risk is diversified across the world’s companies and governments; not tied to active security selection (i.e., trying to pick the winners and losers)

•

We believe the world will be always be worth more in the future than it is today as our civilization continues to progress

We also want the CCA Funds to be an appropriate investment solution for any investor at any time of their life, regardless of age, marital status, income level, occupation, etc.  To accomplish this, we felt it was critical to give our investors a simple way of customizing the risk and return of their investments to meet their individual needs.

To do this, we divide the entire world’s assets into two categories:

•

The Aggressive category – the highest risk/return stocks and bonds

•

The Core category – the world’s stocks and bonds excluding those high risk/return assets

The Funds’ adviser, Checchi Capital Fund Advisers, LLC (“CCFA”), and sub-adviser, Checchi Capital Advisers, LLC (“CCA”), use technology to assess over 85 different fundamental and behavioral characteristics to determine each security’s category.1 The CCA

CCA INVESTMENTS TRUST

LETTER TO THE SHAREHOLDERS (CONTINUED)

NOVEMBER 30, 2014 (UNAUDITED)

Aggressive Return Fund captures the performance of the Aggressive category. The CCA Core Return Fund captures the performance of the Core category. The two funds are complementary - allowing an investor to access varying degrees of risk exposure while maintaining diversification across the world’s capital markets.

 1For a more detailed explanation of CCA’s risk scoring process, please see the “Principal Investment Strategies” section of the prospectus.

The CCA Funds System

By investing in some combination of the two Funds, the investor can customize their investment to match a desired financial profile, without sacrificing diversification or liquidity.  We call this the CCA Funds System.  As an investor’s objectives change over time, they can adjust the proportion of each fund they hold to target their desired risk level.  This system simplifies the investment process by providing customized global diversification in just two funds instead of the myriad of investments that most investors typically hold to achieve a diversified portfolio.

Figure 1 shows the hypothetical net investment return since inception of a portfolio holding the institutional share classes of the CCA Core Return Fund and CCA Aggressive Return Fund in varying proportions.  For example, a portfolio holding 90% Core Return Fund and 10% Aggressive Return Fund would have produced a net return of 9.0% whereas a portfolio holding 90% Aggressive Return Fund and 10% Core Return Fund would have produced a net return of almost 20%.  The two funds are designed to be held in the proportion that matches an investor’s risk profile target at any given point in time.2

2Performance data is calculated since inception December 26, 2012 through November 30, 2014 using the total net return of the CCA Aggressive Return Institutional Class Fund and CCA Core Return Institutional Class Fund.  Proportional return is calculated by taking the sum of the total return for each fund multiplied by the proportional weight of each fund as a percentage of the total portfolio.  Proportional total returns are hypothetical and represent the net total return (before taxes) an investor would have earned had they held the Funds in the proportions listed.

Figure 1.

Lower Risk/

Higher Risk/

Return Potential

Return Potential

We encourage you to read through this annual report and the Funds’ prospectus and fact sheets and determine if the CCA Funds System is the right investment for you.

Sincerely,

Adam Checchi

CCA INVESTMENTS TRUST

LETTER TO THE SHAREHOLDERS (CONTINUED)

NOVEMBER 30, 2014 (UNAUDITED)

Management’s Discussion of Performance

The CCA Core Return Fund Institutional Class returned 2.0% in 2014 and 3.9% annualized since inception on December 26, 2012.  The CCA Aggressive Return Fund Institutional Class returned 5.7% and 10.5%, respectively, for the same periods.  The Funds’ adviser and sub-adviser, CCFA and CCA, are pleased with both Funds’ performance for the year.  The Funds continued to perform in line with their targeted risk profiles, with the CCA Aggressive Return Fund significantly outperforming the CCA Core Return Fund given its higher risk/return strategy.

CCA Core Return Fund

The CCA Core Return Fund Institutional Class returned 2.0% for the twelve months ended November 30, 2014, compared to 8.0% for the MSCI All Country World Index and 0.7% for the Barclays Global Aggregate Bond Index for the same period.

The CCA Core Return Fund attempts to capture the performance of the 90% of the world’s assets that exclude the 10% riskiest assets, as determined by the Funds’ sub-adviser, CCA.  The Fund anticipates that approximately 40-60% of its assets will be invested in global equities and 40-60% will be invested in global bonds.  As a result, CCA uses a blended benchmark of equity and fixed income indices to track the performance of the CCA Core Return Fund.  For the twelve month period ended November 30, 2014, the blended benchmark returned 2.8%.  The blended benchmark consists of 55% Barclays Global Aggregate Bond Index, 16% MSCI USA Investable Market Index, 18% MSCI EAFE Investable Market Index, and 11% MSCI Emerging Markets Investable Market Index.  For comparison purposes, as of November 30, 2014, the CCA Core Return Fund holdings consisted of approximately 49% global bonds and 51% global equities.3

The Fund underperformed its blended benchmark by 0.8%.  Given the Fund’s limited operating history and low total asset level, the sub-adviser chose to rely on exchange-traded funds (ETFs) to access certain asset classes, specifically non-USD denominated fixed income and small capitalization foreign equities, which increased cost and led to a lag in performance.  The Fund also incurred annual operating expenses of 0.9%, which is the contractually agreed limit on annual fund expenses charged to the investor.4

Excluding Fund operating expenses and management fees, the Fund outperformed its blended benchmark by approximately 0.10% for the twelve months ended November 30, 2014.5  CCA expects that the Fund’s performance relative to its blended benchmark will deviate from year to year.  However, over the long-term, the Fund should perform in-line with its blended benchmark, excluding expenses and fees.

3Asset class allocation excludes cash holdings.

4The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through March

31, 2015, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 0.90% of the average daily net assets attributable to the Institutional Class, Investor Class, and Load Class shares, respectively.

5Returns calculated using the 2014 Core Return Fund blended benchmark performance of 2.8% and deducting annual capped operating expenses of 0.9%.

CCA INVESTMENTS TRUST

LETTER TO THE SHAREHOLDERS (CONTINUED)

NOVEMBER 30, 2014 (UNAUDITED)

CCA Aggressive Return Fund

The CCA Aggressive Return Fund Institutional Class returned 5.7% for the twelve months ended November 30, 2014, compared to 8.0% for the MSCI All Country World Index and 0.7% for the Barclays Global Aggregate Bond Index for the same period.

The CCA Aggressive Return Fund attempts to capture the performance of the 10% of the world’s assets that provide the highest risk/return, as determined by the funds’ sub-adviser, CCA. To determine which securities have the highest risk/return, CCA periodically scores and ranks the world’s assets and modifies the Fund’s holdings accordingly.  As a result, it is difficult to provide an accurate “static” benchmark for the CCA Aggressive Return Fund.  However, based on historical testing of world asset prices, CCA currently uses a blended benchmark of global equity indices to track the performance of the CCA Aggressive Return Fund.  For the twelve months ended November 30, 2014, the blended benchmark returned 5.3%.  The blended benchmark consists of 35% MSCI USA Investable Market Index, 40% MSCI EAFE Investable Market Index, and 25% MSCI Emerging Markets Investable Market Index.  For comparison purposes, as of November 30, 2014, the CCA Aggressive Return Fund holdings consisted of approximately 88% U.S. equities and 12% U.S. fixed income.6

The Fund outperformed its blended benchmark by 0.4%.  The outperformance was driven primarily by a difference in allocation between the Fund and its blended benchmark.  For the first four months of the year, the Fund was overweight developed market non-U.S. equity securities and underweight U.S. equity securities relative to the blended benchmark.  Over the remaining eight months of the year, the Fund was overweight U.S. equity securities and in some months held U.S. fixed income securities, which is not an asset class included in the Fund’s blended benchmark.  The Fund incurred annual operating expenses of 0.9%, which is the contractually agreed limit on annual fund expenses charged to the investor.7

Excluding Fund operating expenses and management fees, the Fund outperformed its blended benchmark by approximately 1.3% for the twelve months ended November 30, 2014.8  CCA expects that the Fund’s performance relative to its blended benchmark will deviate from year to year.  Unlike the CCA Core Return Fund holdings, which should consist of approximately 40-60% global bonds and 40-60% global equities, the CCA Aggressive Return Fund holdings will likely vary significantly over time.  As a result, it is difficult to provide a “static” benchmark that will consistently approximate the performance of the Fund.  However, CCA will periodically revisit the Fund’s blended benchmark and the underlying index proportions and adjust accordingly to provide the investor with the most accurate benchmark possible.

6Asset class allocation excludes cash holdings.

7The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through March

31, 2015, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 0.90% of the average daily net assets attributable to the Institutional Class, Investor Class, and Load Class shares, respectively.

8Returns calculated using the 2014 Aggressive Return Fund blended benchmark performance of 5.3% and deducting annual capped operating expenses of 0.9%.

CCA CORE RETURN FUND

PERFORMANCE ILLUSTRATION

NOVEMBER 30, 2014 (UNAUDITED)

ANNUALIZED TOTAL RETURNS FOR PERIOD ENDED NOVEMBER 30, 2014

FUND/INDEX	ONE YEAR	SINCE INCEPTION	VALUE
CCA Core Return Fund – Institutional Class	2.03%	3.89%	$ 10,764
CCA Core Return Fund – Investor Class	1.70%	3.56%	$ 10,698
CCA Core Return Fund – Load Class (with load) *	N/A	-6.53%	$ 9,347
CCA Core Return Fund – Load Class (without load) *	N/A	-1.38%	$ 9,862
MSCI USA IMI Index	14.90%	23.12%	$ 14,936
MSCI EAFE IMI Index	-0.27%	10.44%	$ 12,111
MSCI Emerging Markets IMI Index	1.32%	0.68%	$ 10,132
Barclays Global Aggregate Bond Index	0.67%	-0.71%	$ 9,863
Blended Benchmark	2.84%	5.07%	$ 11,000
* Not Annualized

16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
8,000
CCA Core Return Fund - Institutional Class
CCA Core Return Fund - Investor Class
MSCI USA IMI Index
MSCI EAFE IMI Index
MSCI Emerging Markets IMI Index
Barclays Global Aggregate Bond Index
Blended Benchmark
Dec-12
Dec-12
Jan-13
Feb-13
Mar-13
Apr-13
May-13
Jun-13
Jul-13
Aug-13
Sep-13
Oct-13
Nov-13
Dec-13
Jan-14
Feb-14
Mar-14
Apr-14
May-14
Jun-14
Jul-14
Aug-14
Sep-14
Oct-14
Nov-14

Since inception returns assumes inception date of December 26, 2012 for the Institutional Class shares and the Investor Class shares.  The Load Class shares commenced investment operations on May 23, 2014.

This chart assumes an initial investment of $10,000 made on the closing of December 26, 2012. Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Fund imposes a 2.00% redemption fee on shares redeemed within 60 days.

The Load Class shares offering price includes a maximum 5.25% front-end sales charge.  The graph above does not include the Load Class shares.  Please refer to the Prospectus for further information about the Load Class shares.

MSCI USA IMI Index – A proxy for the Total U.S. Equity Market, the MSCI USA Investable Market Index is designed to measure the performance of the large, mid and small cap segments of the U.S. market.

MSCI EAFE IMI Index – A proxy for the Total Developed Equity Market excluding North America, the MSCI EAFE Investable Market Index is designed to measure the performance of the large, mid and small cap segments of the developed markets, excluding North America.

MSCI Emerging Markets IMI Index – A proxy for the Total Emerging Equity Market, the MSCI Emerging Markets Investable Market Index is designed to measure the performance of the large, mid and small cap segments of the emerging markets.

Barclays Global Aggregate Bond Index – A proxy for the Total Global Investment Grade Bond Market, the Barclays Global Aggregate Bond Index is designed to measure the performance of the global investment grade bond markets.

The blended benchmark consists of 16% MSCI US Investable Market Index, 18% MSCI EAFE Investable Market Index, 11% MSCI Emerging Markets Investable Market Index and 55% Barclays Global Aggregate Bond Index.

CCA AGGRESSIVE  RETURN FUND

PERFORMANCE ILLUSTRATION

NOVEMBER 30, 2014 (UNAUDITED)

ANNUALIZED TOTAL RETURNS FOR PERIOD ENDED NOVEMBER 30, 2014

FUND/INDEX	ONE YEAR	SINCE INCEPTION	VALUE
CCA Aggressive Return Fund – Institutional Class	5.73%	10.47%	$ 12,117
CCA Aggressive Return Fund – Investor Class	5.42%	10.20%	$ 12,060
CCA Aggressive Return Fund – Load Class (with load) *	N/A	-2.21%	$ 9,779
CCA Aggressive Return Fund – Load Class (without load) *	N/A	3.22%	$ 10,322
MSCI USA IMI Index	14.90%	23.12%	$ 14,936
MSCI EAFE IMI Index	-0.27%	10.44%	$ 12,111
MSCI Emerging Markets IMI Index	1.32%	0.68%	$ 10,132
Blended Benchmark	5.32%	12.25%	$ 12,496
* Not Annualized

CCA Aggressive Return Fund - Institutional Class
CCA Aggressive Return Fund - Investor Class
MSCI USA IMI Index
MSCI EAFE IMI Index
MSCI Emerging Markets IMI Index
Blended Benchmark
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
8,000
Dec-12
Dec-12
Jan-13
Feb-13
Mar-13
Apr-13
May-13
Jun-13
Jul-13
Aug-13
Sep-13
Oct-13
Nov-13
Dec-13
Jan-14
Feb-14
Mar-14
Apr-14
May-14
Jun-14
Jul-14
Aug-14
Sep-14
Oct-14
Nov-14

Since inception returns assumes inception date of December 26, 2012 for the Institutional Class shares and the Investor Class shares.  The Load Class shares commenced investment operations on May 23, 2014.

This chart assumes an initial investment of $10,000 made on the closing of December 26, 2012. Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Fund imposes a 2.00% redemption fee on shares redeemed within 60 days.

The Load Class shares offering price includes a maximum 5.25% front-end sales charge.  The graph above does not include the Load Class shares.  Please refer to the Prospectus for further information about the Load Class shares.

MSCI USA IMI Index – A proxy for the Total U.S. Equity Market, the MSCI USA Investable Market Index is designed to measure the performance of the large, mid and small cap segments of the U.S. market.

MSCI EAFE IMI Index – A proxy for the Total Developed Equity Market excluding North America, the MSCI EAFE Investable Market Index is designed to measure the performance of the large, mid and small cap segments of the developed markets, excluding North America.

MSCI Emerging Markets IMI Index – A proxy for the Total Emerging Equity Market, the MSCI Emerging Markets Investable Market Index is designed to measure the performance of the large, mid and small cap segments of the emerging markets.

The blended benchmark consists of 35% MSCI US Investable Market Index, 40% MSCI EAFE Investable Market Index and 25% MSCI Emerging Markets Investable Market Index.

CCA CORE RETURN FUND

PORTFOLIO ILLUSTRATION

NOVEMBER 30, 2014 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Information Technology
5%
Telecomm. Services
3%
U.S. Treasury Notes
4%
Cash Equivalents
0%
Industrials
5%
Materials
3%
Health Care
4%
Financials
13%
Utilities
2%
Consumer Discretionary
6%
Consumer Staples
4%
Energy
4%
Exchange Traded Funds
47%

The Fund's total annual operating expenses before fee waivers, per the April 1, 2014 prospectus, were 3.66%, 34.57%, and 3.66% for Institutional Class, Investor Class, and Load Class shares, respectively. After fee waivers, the Fund's total annual operating expenses were 1.18%, 1.43%, and 1.18% for Institutional Class, Investor Class, and Load Class shares, respectively. Load Class shares are subject to a maximum sales charge imposed on purchases of 5.25%.

CCA AGGRESSIVE RETURN FUND

PORTFOLIO ILLUSTRATION

NOVEMBER 30, 2014 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Telecomm. Services
2%
Cash Equivalents
2%
Utilities
2%
Consumer
Discretionary
11%
Consumer Staples
9%
Energy
7%
Exchange Traded
Funds
12%
Financials
14%
Health Care
13%
Industrials
9%
Information
Technology
16%
Materials
3%

The Fund's total annual operating expenses before fee waivers, per the April 1, 2014 prospectus, were 3.08%, 77.27%, and 3.08% for Institutional Class, Investor Class, and Load Class shares, respectively. After fee waivers, the Fund's total annual operating expenses were 0.99%, 1.24%, and 0.99% for Institutional Class, Investor Class, and Load Class shares, respectively. Load Class shares are subject to a maximum sales charge imposed on purchases of 5.25%.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

COMMON STOCKS
Aerospace & Defense
255	Airbus Group N.V. ADR	$ 3,876
19	Alliant Techsystems, Inc.	2,160
38	Boeing Co.	5,106
105	Curtiss-Wright Corp.	7,445
81	Elbit Systems, Ltd.	4,696
60	Honeywell International, Inc.	5,944
41	Huntington Ingalls Industries, Inc.	4,468
43	L3 Communications Holdings, Inc.	5,358
56	Lockheed Martin Corp.	10,727
11	Precision Castparts Corp.	2,617
42	Raytheon Co.	4,481
52	Rolls-Royce Hldgs Plc. ADR	3,422
309	Safran SA ADR	4,969
64	Teledyne Technologies, Inc. *	6,842
78	Triumph Group, Inc.	5,309
56	United Technologies Corp.	6,164
142	Zodiac Aerospace *	4,710
		88,294	0.78%
Air Freight & Logistics
23	FedEx Corp.	4,098
134	Hub Group, Inc. Class A *	5,041
32	Panalpina World Transport Holding Ltd.	4,377
646	TNT Express NV ADR	4,304
27	United Parcel Service, Inc. Class B	2,968
		20,788	0.18%
Airlines
55	American Airlines Group, Inc.	2,669
3,000	Cathay Pacific Airways Ltd.	6,608
		9,277	0.08%
Auto Components
144	Bridgestone Corp.	4,949
35	Continental Ag	7,347
108	Continental Ag ADR	4,527
238	Dana Holding Corp.	5,046
104	Denso Corp. ADR	2,428
800	Futaba Industrial Co. Ltd. *	4,132
328	Pirelli & C Spa	4,658
		33,087	0.29%
Automobiles
282	Bayerische Motoren Werke Aktiengesellschaft ADR	10,719
59	Daimler A G ADR	4,954
84	Daimler AG	7,048

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

Automobiles - Continued
233	Ford Motor Co.	$ 3,665
174	Fuji Heavy Industries Ltd. *	6,330
98	General Motors Co.	3,276
147	Honda Motor Co Ltd. ADR	4,457
135	Honda Motor Co. Ltd.	4,062
200	Mitsubishi Motors Corp.	2,056
534	Nissan Motor Co. Ltd. ADR	9,938
488	Pt Astra Intl Tbk ADR	5,714
152	Suzuki Motor Corp. *	4,802
168	Tata Motors Ltd. ADR	7,671
83	Thor Industries, Inc.	4,877
202	Toyota Motor Corp. ADR	24,872
120	Volkswagen AG ADR	5,427
		109,868	0.97%
Banks
420	Agric Bank Of China ADR	4,935
746	Akbank T A S ADR	5,990
188	Australia & New Zealand Banking Group ADR	5,104
896	Banco Bilbao Vizcaya Argentaria, SA ADR	9,596
405	Banco Bradesco ADR	6,269
60	Banco De Chile ADR	4,353
483	Banco Do Brasil ADR	5,516
3,698	Banco Espirito Sant *	0
753	Banco Santander Brasil Sa ADR	4,382
1,083	Banco Santander Sa ADR	9,636
683	Banco Santander, SA	6,162
1,200	Bank of East Asia Ltd.	5,029
62	Bank Montreal Quebec	4,569
643	Bank of America Corp	10,957
880	Bank of China Ltd. ADR	11,308
7,000	Bank of Communications Co.	5,804
146	Bank of Nova Scotia	9,058
2,280	Bank of the Philippine Islands *	4,823
674	Barclays Bank ADR	10,305
320	BNP Paribas Sa ADR	10,234
80	Boc Hong Kong Holdings ADR	5,657
40	BOK Financial Corp.	2,578
919	Caxiabank	5,079
55	Canadian Imperial Bank of Commerce	5,136
2,686	China Construction Bank Corp. ADR	40,397
2,300	Cimb Group Holdings Bhd	3,963
185	Citigroup, Inc.	9,984
69	City National Corp.	5,326
114	Commerce Bancshares, Inc.	4,901

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

Banks - Continued
76	Commonwealth Bank of Aus ADR	$ 5,231
210	Commonwealth Bank of Australia *	14,418
838	Credit Agricole SA ADR	5,883
63	Cullen/Frost Bankers, Inc.	4,704
4,000	Dah Sing Banking Group Ltd.	6,994
86	DBS Group Holdings Ltd.	5,224
28	DNB Asa ADR	4,631
148	Fifth Third Bancorp	2,978
138	Grupo Fin Banorte ADR	3,879
1,723	Grupo Financiero Inbursa	4,621
150	HDFC Bank Ltd. ADR	7,993
1,100	Hong Leong Bank Berhad	4,649
477	HSBC Holdings Plc. ADR	23,731
104	ICICI Bank Ltd. ADR	6,125
1,126	Industrial & Commercial Bank of China Ltd. ADR	15,178
371	ING Groep N.V. ADR *	5,417
271	Intesa Sanpaolo Spa ADR	4,997
771	Itau Uni Holding Sa ADR	11,611
230	JPMorgan Chase & Co.	13,837
171	Kasikornbank Plc.	5,183
134	Kb Financial Group ADR	4,681
129	KBC Groep NV *	7,385
1,980	Lloyds Banking Group ADR *	9,880
4,151	Lloyds Banking Group Plc. *	5,214
810	Malayan Bkg Berhad ADR	4,455
899	Mitsubishi Ufj Financial Group, Inc.*	5,199
1,801	Mitsubishi Ufj Finl ADR	10,374
1,173	Mizuho Financial Group, Inc. ADR	4,047
2,620	Mizuho Financial Group, Inc. *	4,514
306	National Australia Bank ADR	4,238
100	National Bank of Canada Montreal *	4,657
422	Nordea Bank Ab	5,275
66	PNC Financial Services Group, Inc.	5,773
89	Privatebancorp, Inc.	2,799
6,000	PT Bank Central Asia Tbk	6,439
604	PT Bank Mandiri Tbk ADR	5,182
293	PT Bank Rakyat ADR	5,457
900	Public Bank Berhad	4,943
544	Regions Financial Corp.	5,478
284	Royal Bank Canada Montreal	20,775
418	Royal Bank Scotland Group Plc. ADR *	5,158
1,662	Sberbank ADR	10,205
119	Shinhan Finl Group ADR *	5,301

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

Banks - Continued
800	Siam Commercial Bank Pub Co.	$ 4,784
365	Skandinaviska Enskilda Banken AB	4,824
625	Societe Generale Group ADR	6,206
421	Standard Bank Group Ltd. ADR	5,187
241	Standard Chartered	3,530
125	Sumitomo Mitsui Financial Group, Inc. *	4,713
491	Sumitomo Mitsui Financial Group, Inc. ADR	3,712
1,208	Sumitomo Mitsui Trust Holdings ADR	4,977
206	Svenska Handelsbanken AB ADR	5,028
190	Swedbank Ab ADR	4,991
162	TCF Financial Corp.	2,514
207	Toronto Dominion Bank	10,451
219	Trustmark Corp	5,111
5,728	Turk Ekonomi Bankasi *	6,348
1,462	Turkiye Garanti ADR	6,404
136	U S Bancorp	6,011
85	UMB Financial Corp.	4,717
975	Unicredit Spa	7,214
315	Utd Overseas Bk Uob	5,800
319	Wells Fargo & Co.	17,379
307	Westpac Banking Corp. ADR	8,513
		650,178	5.75%
Beverages
3,636	Ambev Sa ADR	23,816
207	Anheuser Busch Inbev ADR	24,217
100	Asahi Group Holdings	3,119
33	Brown Forman Corp. Class B	3,203
42	Coca Cola Femsa Sab ADR	4,199
244	Coca-Cola Amatil Ltd. ADR	1,902
83	Diageo plc ADR	10,226
134	Heineken NV ADR	5,258
225	Ito En Ltd	4,207
120	Pepsico, Inc.	12,012
215	Pernod Ricard Sa ADR	5,115
90	Sabmiller Plc	5,014
99	Sabmiller Plc ADR	5,487
8,000	Thai Beverage Plc.	4,020
234	The Coca-Cola Company	10,490
		122,285	1.08%
Biotechnology
27	Alexion Pharma, Inc. *	5,262
29	Amgen, Inc.	4,794
9	Biogen Idec, Inc. *	2,769
61	Celgene Corp. *	6,935

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

Biotechnology - Continued
152	CSL Ltd. ADR	$ 5,349
82	Gilead Sciences, Inc. *	8,226
160	Grifols Sa ADR	5,958
29	Regeneron Pharmaceuticals, Inc. *	12,067
300	Takara Bio, Inc.	3,986
75	United Therapeutics Corp. *	9,943
		65,289	0.58%
Building Products
101	Compagnie de St Gobain	4,643
179	Owens Corning, Inc.	6,236
		10,879	0.10%
Capital Markets
24	Ameriprise Financial, Inc.	3,162
895	Ashmore Group Plc.	4,305
192	Azimut Holding Spa	4,421
10	Blackrock, Inc.	3,591
168	Credit Suisse Group ADR	4,481
601	Daiwa Securities Group, Inc. *	4,830
139	Deutsche Bank	4,538
205	Federated Investors, Inc., Class B	6,445
55	Franklin Resources, Inc.	3,127
285	Gam Holding Ltd.	5,047
75	Invesco Ltd.	3,027
57	Legg Mason, Inc.	3,235
118	Macquarie Group Ltd.	5,864
494	Mediobanca Spa	4,427
109	Morgan Stanley	3,835
310	Nomura Holdings, Inc. ADR	1,866
77	Northern Trust Corp.	5,215
22	Partners Group Ag	6,322
635	Ratos AB B	4,144
99	The Charles Schwab Corp.	2,804
27	The Goldman Sachs Group, Inc.	5,087
540	Ubs Ag	9,650
		99,423	0.88%
Chemicals
55	Agrium, Inc.	5,358
203	Air Liquide ADR	5,099
22	Air Prod & Chemicals, Inc.	3,164
204	Akzo Nobel Nv ADR	4,692
50	Arkema ADR	3,531
160	Basf Se ADR	14,486
73	Dow Chemical Co.	3,553
959	Duluxgroup Ltd. *	4,658
51	E. I. du Pont de Nemours and Co.	3,641

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

Chemicals - Continued
4	Givaudan Ag *	$ 7,133
119	HB Fuller Co.	5,140
250	Linde Ag ADR	4,705
2,000	Mitsui Chemicals *	5,594
40	Monsanto Co.	4,796
101	Novozymes A/S ADR	4,458
2,600	Petronas Chemicals Group Bhd	4,327
105	Sensient Technologies Corp.	6,190
15	Sherwin Williams Co.	3,673
128	Shin-Etsu Chemical ADR	2,152
172	Sumitomo Chem Co. ADR	3,024
1,257	Synthomer Plc.	4,378
100	Yara Intl Asa ADR	4,248
		108,000	0.96%
Commercial Services & Supplies
3,593	China Everbright International	5,532
130	Cintas Corp.	9,509
270	Covanta Holding Corp.	6,769
83	De Luxe Corp.	4,851
161	Donnelley R R & Sons Co.	2,711
236	G4S Plc ADR	5,100
5,000	Keppel Infrastructure Trust	4,104
300	Park24 Co. Ltd.	4,552
110	Tyco International Ltd.	4,719
4,000	United Envirotech	4,971
		52,818	0.47%
Communications Equipment
312	Cisco Systems, Inc.	8,624
145	Interdigital, Inc.	7,233
77	Motorola Solutions, Inc.	5,060
592	Nokia OYJ ADR	4,878
73	QUALCOMM, Inc.	5,322
327	Riverbed Technology, Inc. *	6,761
		37,878	0.34%
Construction & Engineering
199	Kbr, Inc.	3,351
495	Shimizu Corp.	3,378
280	Vinci Sa ADR	3,755
		10,484	0.09%
Construction Materials
382	Cemex SAB ADR *	4,779
238	CRH Plc.	5,572
295	Holcim Ltd. ADR	4,325
73	Lafarge Sa	5,195
26	Martin Marietta Materials	3,121

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

Construction Materials - Continued
400	Siam Cement Pub Co.	$ 5,746
1,587	Sumitomo Osaka Cem	4,479
		33,217	0.29%
Consumer Finance
77	American Express Co.	7,116	0.06%

Containers & Packaging
155	Crown Holdings, Inc. *	7,672	0.07%

Distributors
400	Canon Marketing Japan *	7,256
61	Genuine Parts Co.	6,270
		13,526	0.12%
Diversified Consumer Services
187	Apollo Group, Inc. *	5,838
162	Block H&R Inc.	5,450
		11,288	0.10%
Diversified Financial Services
40	Ackermans & Van Haaren	4,914
69	Berkshire Hathaway Class B *	10,260
37	Cme Group, Inc. Class A	3,132
1,313	Firstrand Ltd.	5,894
58	Groupe Bruxelle	5,251
308	Hong Kong Exc & Clr ADR	6,693
20	Intercontinentalexchange	4,520
100	Japan Exchange Group, Inc.	2,565
69	Orix Corp. ADR	4,553
996	RMB Holdings Ltd.	5,634
		53,416	0.47%
Diversified Telecommunication Services
317	AT&T, Inc.	11,215
114	BCE, Inc.	5,349
126	BT Group Plc.	8,059
161	Chunghwa Telecom Co. Ltd. ADR	4,844
305	Deutsche Telekom	5,184
163	Elisa Oyj	4,731
300	Frontier Communications	2,115
23	Iliad SA	5,653
543	Nippon Telegraph and Telephone Corp. ADR	14,569
493	Orange ADR	8,623
148	Perusahaan Perseroan	6,823
250	Singapore TLCM ADR	7,470
100	Swisscom Ag ADR	6,080
414	Teleco Italia *	4,620
244	Telefonica Brasil ADR	5,017

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

Diversified Telecommunication Services - Continued
665	Telefonica SA ADR	$ 10,640
324	Teliasonera AB ADR	4,601
218	Telstra Ltd. ADR	5,276
253	Verizon Communications, Inc.	12,799
199	Vivendi Sa ADR *	5,069
		138,737	1.23%
Electric Utilities
57	Amer Electric Power Co.	3,280
648	C L P Holdings Ltd. ADR	5,563
310	CPFL Energia Sa ADR	4,765
74	Duke Energy Corp.	5,987
75	El Paso Electric Co.	2,837
795	Electricite De Frnc ADR	4,730
128	Endesa Sa	2,476
877	Enel Spa ADR	4,201
310	Enersis S A ADR	5,202
41	Entergy Corp.	3,440
955	Fortum Oyj Corp. ADR	4,765
221	Great Plains Energy, Inc.	5,784
237	Iberdrola SA ADR	6,909
250	Kansai Electric Power Co., Inc. *	2,509
324	Korea Electric Power Corp. ADR	6,717
42	Nextera Energy, Inc.	4,384
200	SSE Plc. ADR	5,143
118	The Southern Company	5,597
		84,289	0.75%
Electrical Equipment
220	Abb Ltd.	4,941
79	Eaton Corp. Plc.	5,359
48	Emerson Electric Co.	3,060
120,000	FDG Electric Vehicles Ltd. *	7,196
92	Legrand sa	4,828
78	Mitsubishi Electric ADR	1,872
28	Rockwell Automation, Inc.	3,231
400	Schneider Electric Sa ADR	6,508
154	Sgl Group	2,786
294	Vestas Wind Sys A/S ADR *	3,605
		43,386	0.38%
Electronic Equipment, Instruments & Components
61	Avnet, Inc.	2,671
100	Azbil Corp. *	2,358
215	Benchmark Electronics *	5,113
294	Corning, Inc.	6,180
66	Hitachi Ltd. ADR	5,103

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

Electronic Equipment, Instruments & Components - Continued
286	Jabil Circuit, Inc.	$ 5,934
42	Keysight Technologies, Inc. *	1,478
58	Kyocera Corp. ADR	2,820
430	LG Display Co. ADR	6,588
46	Murata Manufacturing Co. Ltd. *	4,971
68	Omron Corp.	3,163
118	TE Connectivity Ltd.	7,576
400	Yaskawa Electric Co. *	5,190
64	Zebra Technologies Corp. Class A *	4,682
		63,827	0.56%
Energy Equipment & Services
45	Cameron Intl Corp. *	2,308
65	Halliburton Co.	2,743
39	Helmerich & Payne, Inc.	2,712
160	Noble Corp.	2,878
53	Paragon Offshore Plc	192
436	Petrofac Ltd. ADR	2,790
162	Rowan Co. Class A	3,527
74	Schlumberger Ltd.	6,360
27	Seacor Holdings, Inc. *	1,921
125	Seadrill Ltd.	1,832
16	Seventy Seven Energy, Inc. *	124
117	Tenaris S A ADR	3,853
45	Tidewater, Inc.	1,391
338	Trican Well Service Ltd.	2,328
		34,959	0.31%
Food & Staples Retailing
29	Caseys Gen Stores, Inc.	2,428
87	Colruyt Sa	4,050
38	Costco Wholesale Corp.	5,401
82	CVS Caremark Corp.	7,492
233	J Sainsbury Plc. ADR	3,392
341	Kninkljke Ahold ADR	6,012
92	Kroger Co.	5,505
1,479	Organizaci Soriana Ser B	4,360
62	Seven and I Holding Co. *	2,313
80	Sysco Corp.	3,221
365	Tesco Plc ADR	3,190
58	Walgreen Co.	3,979
384	Wal-Mart De Mex Sab ADR	8,195
167	Wal-Mart Stores, Inc.	14,619
246	Wesfarmers Ltd. ADR	4,300
159	Woolworths Ltd. *	4,209
		82,666	0.73%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

Food Products
183	Ajinomoto Co., Inc. ADR	$ 3,406
59	Archer-Daniels-Midland Co.	3,108
149	Associated British Foods ADR	7,490
237	Brazil S A ADR	6,164
33	Bunge Ltd.	2,995
355	Danone ADR	4,981
257	Darling Intl Inc *	4,780
223	Ebro Foods Sa *	4,048
47	General Mills, Inc.	2,479
117	Hormel Foods Corp.	6,210
710	Jbs S A ADR	6,582
51	Kraft Foods Group, Inc.	3,069
103	Mondelez International, Inc.	4,038
288	Nestle S A Reg B ADR	21,614
142	Nestle Sa	10,668
97	Post Holdings, Inc. *	3,880
100	Riken Vitamin Co. Ltd. *	2,696
255	Unilever N V NY	10,363
125	Unilever Plc ADR	5,267
111	Unilever Plc.	4,695
97	Viscofan SA	5,585
71	Want Want China Hld ADR	4,653
2,000	Yeo Hiap Seng Ltd. *	2,869
		131,640	1.17%
Gas Utilities
55	Atmos Energy Corp.	2,953
261	Gas Natural sdg	7,400
2,000	Hong Kong & China Gas	4,740
22	One Gas, Inc.	854
47	Southwest Gas Corp.	2,721
452	Superior Plus Corp.	5,234
		23,902	0.21%
Health Care Equipment & Supplies
139	Abbott Laboratories	6,187
152	Alere, Inc. *	6,063
102	Align Technology, Inc. *	5,804
41	Baxter International, Inc.	2,993
202	Cochlear Ltd. ADR	5,970
83	Coloplast A S	7,198
77	Covidien Plc.	7,777
93	Essilor International SA ADR	5,219
4	Halyard Health, Inc. *	137
12	Intuitive Surgical *	6,213
55	Medtronic, Inc.	4,063

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

Health Care Equipment & Supplies - Continued
69	Olympus Corp. ADR *	$ 2,505
167	Smith & Nephew ADR	5,797
28	Straumann Holding AG	7,249
29	Stryker Corp.	2,694
31	Teleflex, Inc.	3,694
215	Terumo Corp.	4,891
		84,454	0.75%
Health Care Providers & Services
27	Aetna, Inc.	2,355
40	Cardinal Health, Inc.	3,288
200	Catamaran Corp. *	10,188
26	Community Health Systems *	1,224
44	Davita Healthcare Partners, Inc. *	3,367
43	Express Scripts Holding Co. *	3,575
67	UnitedHealth Group, Inc.	6,608
163	V C A Antech, Inc. *	7,715
75	Wellcare Health Plans *	5,530
25	Wellpoint, Inc.	3,198
		47,048	0.42%
Hotels, Restaurants & Leisure
5,000	Ajisen China Holdings Ltd.	3,617
131	Dunkin' Brands Group, Inc.	6,334
655	Galaxy Entertainment Group	4,472
366	Greene King Plc	4,408
61	Las Vegas Sands Corp.	3,885
42	Marriott International, Inc.	3,309
45	McDonald's Corp.	4,356
129	Melco Crown Entertainment ADR	3,339
3,063	Melco International Development Ltd.	7,252
3,000	Miramar Hotel & Investment	3,714
58	Papa Johns International, Inc.	3,061
44	Royal Caribbean Cruises	3,245
132	Six Flags Entertainment	5,366
2,000	SJM Holdings Ltd.	3,972
54	Sodexo ADR	5,429
100	St Marc Holdings	5,519
65	Starbucks Corp.	5,279
1,704	Tatts Group Ltd.	4,942
73	Whitbread Plc.	5,235
107	Wynn Macau Ltd. ADR	3,507
33	Yum Brands, Inc.	2,549
		92,790	0.82%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

Household Durables
5	Forbo Holding AG *	$ 5,354
83	Garmin Ltd.	4,756
254	Newell Rubbermaid, Inc.	9,223
170	Panasonic Corp. ADR	2,183
264	Sony Corp. ADR	5,805
400	Sumitomo Forestry Co. Ltd. *	4,118
		31,439	0.28%
Household Products
43	Colgate-Palmolive Co.	2,992
66	Energizer Holding, Inc.	8,581
66	Henkel AG & Co. KGaA ADR	6,533
28	Kimberly-Clark Corp.	3,265
165	Procter & Gamble Co.	14,921
360	Reckitt Benckiser Group Plc. ADR	5,918
60	Reckitt Benckiser Plc.	4,929
129	Uni Charm Corp.	2,953
		50,092	0.44%
IT Services
16	Alliance Data Systems *	4,574
30	Automatic Data Processing, Inc.	2,569
354	Cielo S A ADR	5,954
48	Computer Sciences Corp.	3,042
99	Fidelity National Info Services	6,058
172	Infosys Ltd ADR	12,012
52	International Business Machines Corp.	8,433
54	Mastercard Inc.	4,714
189	Neustar, Inc. Class A *	5,150
80	Nomura Research Institute Ltd. *	2,494
23	Visa, Inc.	5,938
425	Wipro Ltd ADR	5,482
		66,420	0.59%
Independent Power and Renewable Electricity Producers
6,000	Huadian Power International Corp. Ltd.	4,905	0.04%

Industrial Conglomerates
49	3M Co.	7,844
1,400	Alfa Sab de cv ser a *	3,723
53	Danaher Corp.	4,429
610	General Electric Co.	16,159
206	Hutchison Whampoa ADR	5,162
180	Jardine Matheson ADR	11,147
559	Jardine Strategic Holdings Ltd. ADR	10,118
220	Koc Holdings As ADR	6,182
167	Koninklijke Philips Electronics NV ADR	5,018

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

Industrial Conglomerates - Continued
126	Siemens Ag ADR	$ 14,868
1,900	Sime Darby Bhd	5,436
220	Smiths Group Plc. ADR	3,964
187	Toshiba Corp. ADR	4,982
		99,032	0.88%
Insurance
71	Ace Ltd.	8,118
623	Aegon NV	4,891
508	Aia Group Ltd. ADR	11,745
620	Allianz Se ADR	10,645
73	Allstate Corp.	4,975
55	American Financial Group	3,321
102	American International Group	5,590
61	AON Plc	5,642
222	Assured Guaranty Ltd.	5,674
290	Aviva Plc. ADR	4,611
210	AXA Group ADR	5,069
391	BB Seguridade ADR	5,040
165	Berkley W R Corp.	8,620
118	China Life Insurance Co. Ltd. ADR	6,182
58	Chubb Corp.	5,977
300	Dai-Chi Life *	4,351
178	Genworth Financial, Inc. Class A *	1,618
84	Intact Financial Corp.	5,891
49	Lincoln National Corp.	2,775
116	Loews Corp.	4,830
260	Manulife Financial Corp.	5,174
11	Markel Corp. *	7,665
194	MBIA, Inc. *	2,002
102	Mercury General Corp.	5,626
69	Metlife, Inc.	3,837
438	MS&AD Insurance ADR	5,098
260	Muenchener Rueckver ADR	5,361
1,700	New China Life Insurance	7,706
270	Ping An Insurance ADR	4,505
183	Power Corp Canada	5,215
165	Power Financial Corp.	5,150
57	Principal Financial Group	3,036
33	Prudential Financial, Inc.	2,804
165	Prudential Plc. ADR	7,955
117	RLI Corp.	5,374
218	Sampo OYJ ADR	5,363
525	Sanlam Ltd. ADR	6,946
1,022	Scor ADR	3,209
215	Selective Ins Group, Inc.	5,756

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

Insurance - Continued
769	Standard Life Plc.	$ 5,097
87	Tokio Marine Holdings ADR	2,847
46	Torchmark Corp.	2,472
96	Vienna Insurance Group AG	4,780
170	Zurich Insurance Group ADR *	5,333
		233,876	2.07%
Internet & Catalog Retail
18	Amazon, Inc. *	6,096
165	Liberty Tripadvisor Holdings, Inc. Class A *	4,325
7	Priceline.com Inc. *	8,121
465	Rakuten, Inc. *	6,265
104	Shutterfly, Inc. *	4,447
		29,254	0.26%
Internet Software & Services
30	Baidu, Inc. ADR *	7,353
200	Dena Co. Ltd.	2,477
110	Facebook, Inc., Class A *	8,547
26	Google Inc., Class A *	14,088
17	Google, Inc. Class C *	9,334
14	LinkedIn Corp. Class A *	3,168
449	Telecity Group Plc.	5,696
2,339	Tencent Holdings ADR	37,401
225	Yahoo Japan Corp. ADR	1,629
77	Yahoo, Inc. *	3,984
		93,677	0.83%
Leisure Products
180	Bandai Namco Holdings, Inc.	3,896
124	Brunswick Corp.	6,160
31	Shimano Inc.	4,205
		14,261	0.13%
Life Sciences Tools & Services
84	Agilent Technologies, Inc.	3,590	0.03%
Machinery
386	AB Volvo, Class B, ADR	4,225
175	Atlas Copco ADR	5,063
29	Caterpillar, Inc.	2,917
485	CNH Industrial N.V.	3,778
70	Fanuc Corp. ADR	1,968
167	Hillenbrand, Inc.	5,371
23	Hino Motors Ltd. ADR	3,101
900	Kitz Corp. *	3,784
221	Komatsu Ltd. *	5,234
118	Kone Oyj	5,434
153	Kubota Ltd.	2,391

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

Machinery - Continued
41	MAN SE	$ 4,669
500	Mitsubishi Heavy Industries, Ltd.	2,918
300	Miura Co. Ltd. *	3,137
198	NSK Ltd. ADR	4,999
51	Parker-Hannifin Corp.	6,581
71	Pentair Ltd.	4,594
48	Pfeiffer Vacuum Technology AG	3,875
112	Rotork Plc.	3,854
388	Sandvik Ab ADR	4,043
197	SKF Ab ADR	4,066
7	SMC Corp. *	1,923
500	Star Micronics	7,119
271	Trelleborg Ab B	4,407
101	Trinity Industries, Inc.	3,238
114	Woodward, Inc.	5,892
176	Xylem, Inc.	6,748
		115,329	1.02%
Marine
400	Ap Moller-Maersk ADR	4,194	0.04%
Media
4,800	Astro Malaysia Holdings	4,781
98	British Sky Broadcasting Group Plc. ADR	5,789
55	CBS Corp. Class B	3,018
75	Cinemark Holdings, Inc.	2,723
119	Comcast Corp. Class A	6,788
443	Daily Mail & Gen Tr Class A	5,831
39	Directv *	3,421
87	Twenty-First Century Fox Class A	3,202
116	Gannett Co., Inc.	3,776
173	Grupo Televisa Sab ADR	6,462
113	Lamar Advertising Co. Class A	6,022
113	Liberty Global Plc. Class C *	5,641
71	Morningstar, Inc.	4,739
96	Naspers Ltd. ADR	12,515
255	Pearson Plc. ADR	4,924
392	Prosiebnsat 1 Media ADR	4,206
135	Reed Elsevier NV ADR	6,619
129	Regal Entertainment Group Class A	2,979
400	RTL Group ADR	3,924
1,426	Technicolor *	8,519
81	Telenet Group Holding NV *	4,634
78	The Walt Disney Co.	7,216
163	Thomson Reuters Corp.	6,455
32	Time Warner Cable	4,777
47	Time Warner, Inc.	4,001

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

Media - Continued
10	Time, Inc.	$ 239
41	Viacom, Inc., Class B	3,101
48	WPP Plc. ADR	5,021
		141,323	1.25%
Metals & Mining
590	Anglo Amern Plc. ADR	6,077
196	Antofagasta Plc. ADR	4,532
330	Arcelor Mittal Ny New	4,042
268	Barrick Gold Corp.	3,187
80	BHP Billiton Plc. ADR	3,780
84	BHP Billiton Ltd. ADR	4,337
894	Cia Siderurgica ADR	2,083
289	Cliffs Natural Resources, Inc.	2,636
129	Commercial Metals Co.	2,108
60	Compass Minerals, International, Inc.	5,223
1,000	Daido Steel Co. Ltd.	3,640
1,106	Fortescue Metal *	2,766
862	Glencore Xstrata ADR	8,577
1,501	Grupo Mexico Sa Ser b	4,900
201	Indus Penoles Sa	4,235
310	Jsc Mmc Norilsk ADR	5,447
1,535	Kobe Steel Ltd.	2,444
20,000	MMG Ltd.	6,938
84	Newmont Mining Corp.	1,546
150	Nippon Steel & Sumitomo Metals	386
1,572	Novagold Resource, Inc. *	4,339
906	Outokumpu Oy	5,397
497	Polymetal Intl Plc.	4,654
64	Posco ADR	4,352
96	Rio Tinto Ltd. *	4,826
98	Rio Tinto Plc.	4,584
108	Royal Gold, Inc.	6,877
390	Sesa Sterlite Ltd. ADR	5,749
315	Teck Resources Ltd	4,886
197	Thyssen Krupp Ag *	5,211
20,000	Tiangong Intl Co. Ltd.	4,281
678	Vale Sa ADR	6,109
		140,149	1.24%
Multi-Utilities
74	Ameren Corp.	3,190
202	Centerpoint Energy, Inc.	4,836
53	Consolidated Edison, Inc.	3,347
57	Dominion Resources, Inc.	4,135
37	DTE Energy Co.	3,014

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

Multi-Utilities - Continued
255	E.On Se ADR	$ 4,512
262	Gdf Suez	6,461
1,724	Hera Spa	4,390
220	MDU Resources Group, Inc.	5,394
91	National Grid Plc. ADR	6,607
119	RWE Ag ADR	4,288
272	Teco Energy, Inc.	5,394
122	Vectren Corp.	5,394
362	Veolia Environnement SA ADR	6,625
		67,587	0.60%
Multiline Retail
53	Canadian Tire Corp. Class A	5,959
111	Dollar Tree, Inc. *	7,588
49	Macys, Inc.	3,181
2,175	Myer Holdings Ltd.	2,997
57	Next Group Plc. *	6,037
		25,762	0.23%
Oil, Gas & Consumable Fuels
30	Anadarko Petroleum Corp.	2,374
45	Apache Corp.	2,884
287	BG Group Plc.	4,027
360	BP Plc. ADR	14,155
2,098	Cairn Energy Plc. *	5,329
329	Canadian Natural Resources Ltd.	10,949
280	Canadian Oil Sands Ltd.	3,590
234	Chesapeake Energy Corp.	4,741
116	Chevron Corp.	12,629
61	China Petroleum & Chem Co. ADR	4,932
28	Cnooc Ltd. ADR	4,030
86	ConocoPhillips	5,682
48	Continental Resources, Inc. *	1,967
43	Devon Energy Corp.	2,536
1,330	DNO International ASA *	3,041
544	Dragon Oil Plc.	4,299
514	Ecopetrol Sa ADR	10,429
112	Enbridge, Inc.	5,150
376	ENI Spa	7,520
315	Exxon Mobil Corp.	28,520
221	Gazprom Neft ADR	3,599
198	Gibson Energy, Inc.	4,815
165	Husky Energy, Inc.	3,511
128	Imperial Oil Ltd.	5,578
343	Inpex Corp. *	3,634
78	Kinder Morgan, Inc.	3,225

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

Oil, Gas & Consumable Fuels - Continued
235	Kodiak Oil & Gas Corp. *	$ 1,723
177	Lukoil Oil Co. ADR	8,098
123	Murphy Oil Corp. Hldg	5,956
44	Noble Energy, Inc.	2,164
3,334	Oao Gazprom ADR	19,304
55	Occidental Petroleum Corp.	4,387
45	Oneok, Inc.	2,437
139	Pembina Pipeline Corp.	4,811
38	Petrochina Co. ADR	4,067
748	Petroleo Brasileiro ADR	7,271
346	Petroleo Brasileiro Class A ADR	3,533
36	Phillips 66	2,629
493	PTT Exploration & Production Plc. ADR	4,013
67	Qep Resources, Inc.	1,369
207	Repsol S A ADR	4,556
2,575	Rosneft Ojsc	12,193
353	Royal Dutch Shell ADR	23,443
68	Royal Dutch Shell Class B ADR	4,722
139	Royal Dutch Shell Plc.	4,644
816	Sandridge Energy, Inc. *	2,293
196	Sasol Ltd. ADR	8,242
93	Sm Energy Co.	4,041
394	Statoil ASA ADR	7,529
214	Suncor Energy, Inc.	6,760
660	Surgetneftegax Jsc ADR	4,521
725	Surgutneftegaz ADR	4,241
314	Total S A ADR	17,468
97	Transcanada Corp.	4,672
64	Valero Energy Corp.	3,111
112	Western Refining, Inc.	4,604
53	Williams Companies	2,743
146	Woodside Petro ADR	4,435
106	World Fuel Services Corp.	4,800
		363,926	3.22%
Paper & Forest Products
241	Canfor Corp. *	5,700
116	International Paper Co.	6,243
		11,943	0.11%
Personal Products
55	Beiersdorf Ag	4,879
75	Kao Corp. ADR	2,778
305	L'Oreal SA ADR	10,394
200	Shiseido Co. Ltd. *	2,987
		21,038	0.19%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

Pharmaceuticals
109	Abbvie, Inc.	$ 7,543
23	Allergan, Inc.	4,919
115	Astellas Pharma, Inc. ADR	1,650
110	AstraZeneca Plc. ADR	8,159
126	Bayer A G Sponsored ADR	18,909
101	Bristol Myers Squibb Co.	5,964
78	Chugai Pharmaceutical Co. Ltd. *	2,113
127	Dr. Reddys Labs ADR	7,416
60	Eisai Co. Ltd. ADR	2,147
196	Glaxosmithkline Plc. ADR	9,104
225	Glaxosmithkline Plc.	5,223
213	Impax Laboratories, Inc. *	6,805
41	Jazz Pharmaceuticals Plc. *	7,261
172	Johnson & Johnson	18,619
56	Lilly Eli & Co.	3,815
9	Mallinckrodt Plc. *	830
176	Merck & Co. Inc.	10,630
192	Merck Kgaa ADR	6,371
195	Novartis A G ADR	18,847
160	Novartis Ag	15,491
348	Novo Nordisk A/S ADR	15,820
280	Otsuka Hldgs Co Ltd. ADR	4,420
387	Pfizer, Inc.	12,055
999	Roche Holding AG ADR	37,423
60	Sanofi	5,814
179	Sanofi ADR	8,644
210	Takeda Pharma Co. ADR	4,381
224	Teva Pharm Industries Ltd. ADR	12,764
189	Theravance	2,860
47	Valeant Pharma Intl *	6,836
148	Zoetis, Inc.	6,650
		279,483	2.47%
Professional Services
72	Corp Executive Board Co.	5,271
292	Experian Plc. ADR	4,581
44	ManpowerGroup, Inc.	2,942
683	Michael Page Intl	4,401
		17,195	0.15%
Real Estate Management & Development
1,000	Capitaland Ltd.	2,547
3,400	Central Pattana	4,915
365	Cheung Kong Hldg ADR	6,654
230	Daiwa House Ind Ltd. *	4,380
14,309	Franshion Properties Ltd.	4,041

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

Real Estate Management & Development - Continued
8,000	Goldin Properties Holdings *	$ 4,714
830	Henderson Land Development Co. Ltd. ADR	5,515
147	HongKong Land Holdings Ltd. ADR	5,129
1,613	Immofinanz Ag	4,840
83	Mitsubishi Estate Ltd. ADR	1,870
60	Mitsui Fudosan Co. *	1,734
42	Morguard Corp.	5,361
200	Nomura Real Estate *	3,673
57	Realogy Holdings Corp. *	2,623
514	Savills Plc.	5,307
8,900	Ticon Industrial Connection	5,363
565	Tokyo Tatemono Co.	4,508
		73,174	0.65%
Road & Rail
204	Canadian National Railway Co.	14,494
93	CSX Corp.	3,394
362	East Japan Railway ADR	4,514
1,184	Mtr Corp Ltd.	4,756
46	Norfolk Southern Corp.	5,135
34	Ryder System, Inc.	3,248
36	Union Pacific Corp.	4,204
		39,745	0.35%
Semiconductors & Semiconductor Equipment
98	Analog Devices, Inc.	5,355
149	Applied Materials, Inc.	3,583
105	Arm Holdings Plc. ADR	4,498
72	ASML Holdings	7,609
508	Infineon Technologies AG ADR	4,989
303	Intel Corp.	11,287
81	Micron Technology, Inc. *	2,912
161	Microchip Technology, Inc.	7,269
102	Silicon Laboratories, Inc. *	4,626
181	Skyworks Solutions, Inc.	12,212
81	Synaptics, Inc. *	5,102
1,435	Taiwan Semiconductor ADR	33,679
83	Tokyo Electron Ltd. *	5,655
2,500	United Microelectron Spa ADR	5,400
		114,176	1.01%
Software
133	Aspen Technology, Inc. *	5,019
161	Autodesk, Inc. *	9,982
10	CDK Global, Inc.	381
81	Check Point Software Tech *	6,262
86	Dassault Systems Sa ADR	5,612

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

Software - Continued
90	Gemalto NV ADR	$ 3,818
426	Microsoft Corp.	20,367
500	Nexon Co. Ltd.	4,735
296	Nintendo Ltd. ADR	4,292
260	Oracle Corp.	11,027
230	Progress Software Corp. *	5,932
47	Salesforce.com, Inc. *	2,814
203	Sap Ag ADR	14,275
152	Solarwinds, Inc. *	7,892
128	SS&C Technologies Holdings, Inc.	6,470
		108,878	0.96%
Specialty Retail
108	Buckle, Inc.	5,529
106	Cabelas, Inc. *	5,749
152	CST Brands, Inc.	6,636
135	Hennes & Mauritz Ab	5,786
175	Inditex	5,100
53	Lowe's Companies, Inc.	3,383
31	O Reilly Automotive *	5,665
71	Outerwall, Inc. *	4,990
70	The Home Depot, Inc.	6,958
77	The TJX Companies, Inc.	5,094
723	Truworths International Ltd.	5,192
		60,082	0.53%
Technology Hardware, Storage & Peripherals
342	Apple, Inc.	40,674
294	Canon, Inc. ADR	9,382
130	Electronics for Imaging, Inc. *	5,778
151	Fujifilm Holdings Corp. ADR	4,998
142	Hewlett-Packard Co.	5,547
164	Lenovo Group Ltd. ADR	4,587
50	Ricoh Ltd. ADR	2,730
101	Seagate Technology Plc.	6,677
		80,373	0.71%
Textiles, Apparel & Luxury Goods
92	Adidas Ag ADR	3,677
29	Christian Dior Sa	5,558
612	Compagnie Financiere Richemont SA ADR	5,716
15	Hermes International Sa	5,026
109	Kate Spade & Co. *	3,491
250	Kring Sa ADR	5,155
30	Lvmh Moet	5,395
145	Lvmh Moet ADR	5,155
56	Michael Kors Holdings Ltd. *	4,296

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

Textiles, Apparel & Luxury Goods - Continued
53	Nike, Inc. Class B	$ 5,262
246	Prada s p a ADR	3,163
		51,894	0.46%
Thrifts & Mortgage Finance
133	New York Community Bancorp Inc.	2,113
364	Radian Group, Inc.	6,206
		8,319	0.07%
Tobacco
143	Altria Group, Inc.	7,187
48	British American Tobacco ADR	5,672
85	British American Tobacco Plc	5,042
800	H.M. Sampoerna Tbk	4,578
69	Imperial Tobbacco Group Plc. ADR	6,363
328	Japan Tobacco, Inc.	10,508
95	Philip Morris International, Inc.	8,258
		47,608	0.42%
Trading Companies & Distributors
77	Gatx Corp.	4,769
202	Itochu Corp. ADR	4,658
41	Marubeni Corp. ADR	2,579
240	Mitsubishi Corp. *	4,540
15	Mitsui & Co. Ltd.	4,126
217	Rexel Sa	4,021
2	Veritiv Corp. *	100
33	WESCO International, Inc. *	2,719
		27,512	0.24%
Transportation Infrastructure
240	Abertis Infraes	5,141
372	Atlantia Spa ADR	4,689
1,625	Auckland International	4,934
1,309	BBA Aviation Plc.	7,023
215	Hamburger Hafen	4,899
2,030	Intl Container Term Services, Inc.	5,243
1,941	OHL Mexico SAB *	4,435
126	Sydney airport	476
162	Westshore Terms	4,769
		41,609	0.37%
Water Utilities
62	American Water Works Co.	3,289
481	Companhia De Saneam ADR	3,559
		6,848	0.06%
Wireless Telecommunication Services
784	Advanced Info Service Plc. ADR	5,588
650	America Movil ADR	15,412

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

Wireless Telecommunication Services - Continued
2,300	Axiata Group Berhad	$ 4,800
425	China Mobile Ltd. ADR	26,231
240	KDDI Corp. ADR	3,823
2,400	Maxis Bhd	4,916
248	Mobile Telesystems ADR	3,031
264	MTN Group Ltd. ADR	5,196
603	NTT Docomo, Inc.	9,413
70	Philippine Long Distance Telephone Co. ADR	4,676
112	Rogers Communications, Inc Class B	4,507
207	S K Telecom Ltd. ADR	5,864
346	Softbank Corp. ADR	11,532
613	Sprint Corp. *	3,139
200	Tim Participacoes ADR	4,870
293	Turkcell Iletsm ADR *	4,650
419	Vodacom Group Ltd. ADR	5,045
200	Vodafone Group	731
318	Vodafone Group Plc. ADR	11,623
		135,047	1.19%

Total for Common Stock (Cost - $4,718,592)		$ 4,982,221	44.08%

PREFERRED STOCK
336	Vale SA ADR Preffered	$ 2,611
95	Volkswagen AG Pfd ADR	4,371
Total for Preferred Stock (Cost - $9,768)		$ 6,982	0.06%

CORPORATE BONDS

Banks
11,000	European Investment Bank 1.75% 03/15/17	$ 11,255
10,000	Federal Home Loan Bank 2.875% 09/11/2015	10,211
10,000	HSBC Holdings 5.10% 04/05/2021	11,325
10,000	Intl Bk Recon 2.125% 03/15/2016	10,226
11,000	Wells Fargo 1.5% 01/16/18	11,013
		54,030	0.48%
Beverages
8,000	Anheuser Busch Inbev 7.75% 01/15/19	9,759
10,000	Coca Cola 1.65% 11/01/2018	10,030
		19,789	0.18%
Capital Markets
7,000	Credit Suisse 7.125% 07/15/32	9,753
9,000	Goldman Sachs 5.95% 01/18/18	10,085
		19,838	0.18%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

Consumer Finance
10,000	John Deere Cap 2.25% 06/07/16	$ 10,250
11,000	American Express 2.75% 09/15/2015	11,196
		21,446	0.19%
Diversified Telecommunication Services
11,000	Verizon Communications 2.45% 11/01/22	10,417	0.09%

Electric Utilities
10,000	Arizona Pub Serv 4.5% 04/01/42	10,841
9,000	Entergy Gulf 6.00% 05/01/18	10,244
10,000	Exelon Corp 4.90% 06/15/2015	10,214
		31,299	0.28%
Food Products
8,000	Mondelez International 6.875% 01/26/39	10,656	0.09%

Hotels, Restaurants & Leisure
10,000	Carnival Corp. 3.95% 10/15/2020	10,562	0.09%

Insurance
8,000	AXA Financial 7.00% 04/01/28	10,086
9,000	Hartford Finl 5.125% 04/15/22	10,133
		20,219	0.18%
IT Services
10,000	Xerox Corp. 2.95% 03/15/2017	10,337	0.09%

Machinery
10,000	Deere & Co. 2.60% 06/08/2022	9,906	0.09%

Media
10,000	Comcast Corp. 5.85% 11/15/2015	10,497	0.09%

Oil, Gas & Consumable Fuels
10,000	Apache Corp 1.75% 04/15/2017	10,067
10,000	BP Capital 4.742% 03/11/2021	11,126
10,000	ONEOK Partners 6.125% 02/01/2041	11,241
10,000	Plains Amer Pipeline 3.85% 10/15/2023	10,222
8,000	Shell Intl 5.5% 03/25/40	9,740
10,000	Total Capital Sa 4.45% 06/24/2020	11,112
		63,508	0.57%
Pharmaceuticals
10,000	Merck & Co. 4.15% 05/18/2043	10,430	0.09%

Real Estate Investment Trusts
9,000	Host Hotels & Resorts 6.00% 10/01/21	10,341	0.09%

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

Road & Rail
9,000	Norfolk Southern 5.90% 06/15/19	$ 10,418	0.09%

Thrifts & Mortgage Finance
10,000	Fed Home Loan Mortgage 1.00% 03/08/17	10,096
5,000	Fhlmc 1.25% 10/02/2019	4,895
5,000	Fnma 1.05% 05/25/2018	4,923
5,000	Fnma 5.00% 03/15/2016	5,304
		25,218	0.22%
Wireless Telecommunication Services
10,000	Rogers Wireless 7.5% 03/15/2015	10,197	0.09%

Total for Corporate Bonds (Cost - $355,076)		$ 359,108	3.18%

EXCHANGE TRADED FUNDS
68	CurrencyShares Japanese Yen Trust *	$ 5,577
9	Ishares Barclays Bond 10-20 Treas	1,204
174	Ishares Barclays Bond 20+ Yr Treas	21,313
318	Ishares Barclays Fdagency Bond	36,061
4,811	Ishares Barclays Mbs Fixed Rate	527,574
7,681	Ishares Emerging Markets Local	366,768
1,940	Ishares ETF Jp Morgan Usd Emerging	220,772
6,212	Ishares International Treasury Bond	607,471
293	Ishares MSCI Brazil Small-Cap	4,747
316	Ishares MSCI Cda ETF	9,461
6,141	Ishares MSCI Emerging Markets Index	254,851
2,418	Ishares MSCI Emg Mkts Small Cap	114,806
2,301	Ishares MSCI India ETF	73,609
527	Ishares MSCI Japan ETF Japan Small Cap	27,720
674	Ishares MSCI Korea ETF	38,337
324	Ishares MSCI Malaysia ETF	4,727
495	Ishares MSCI Pac Ex Japnpacific Ex-Japan ETF	23,042
1,048	Ishares MSCI Taiwan ETF	16,569
115	Ishares SP Europe 350 Index	5,173
295	Ishares TR Barclay Bond 7-10 Yr Treas	31,326
490	Ishares TR Barclays Bond 1-3 Yr Treas	41,532
930	Ishares TR Barclays Bond 3-7 Yr Treas	114,427
1,855	Market Vectors Emerg Markets Currency Bond	41,737
219	Market Vectors India Small-Cap	10,341
175	Market Vectors Russia Small-Cap	4,545
1,260	Nomura Topix Exchange Traded Fund	15,297
5,021	SPDR Barclays ETF High Yield Very Lqd	198,731
14,265	SPDR Barclays Global Agg Ex-USD	499,703
29,394	SPDR Barclays Global Treasury Ex-US	1,657,528
1,911	Vanguard Bond ETF Intermediate Term	166,104

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

EXCHANGE TRADED FUNDS - Continued
775	Vanguard Corp Bond ETF Long Term	$ 70,881
809	Vanguard Corp Bond Short Term	64,866
636	Vanguard FTSE Europe ETF	35,164
Total Exchange Traded Funds (Cost - $5,377,047)		$ 5,311,964	47.00%

REAL ESTATE INVESTMENT TRUSTS
123	American Capital Agency	$ 2,838
424	Annaly Capital Management	4,884
352	Artis Real Estate Invt Trust Units	4,886
241	Biomed Realty Trust, Inc.	5,169
25	Boston Properties, Inc.	3,241
228	Corp Office Properties	6,409
300	DDR Corp.	5,499
471	Diamondrock Hospitality	7,032
222	Douglas Emmett, Inc.	6,180
15	Essex Property Trust	3,036
123	Eurocommercial Property	5,564
62	Extra Space Storage, Inc.	3,675
1,154	Goodman Group	5,349
48	Health Care REIT, Inc.	3,536
75	Home Properties, Inc.	4,889
1	Kenedix Office Investment Co. *	5,519
124	Kimco Realty Corp.	3,156
287	Land Secs Group	5,330
152	Lasalle Hotel Properties	6,136
634	MFA Financial, Inc.	5,313
2,905	Mirvac Group *	4,336
57	Plum Creek Timber Co.	2,376
33	Public Storage	6,192
109	Realty Income Corp.	5,064
135	Redwood Trust, Inc.	2,639
24	Simon Property Group	4,339
80	Sovran Self Storage, Inc.	6,802
385	Sunstone Hotel Invs, Inc.	6,164
180	Unibail-Rodamco Se ADR	4,766
90	Ventas, Inc.	6,440
26	Washington Prime Group, Inc.	448
Total Real Estate Investment Trusts (Cost - $130,402)		$ 147,207	1.30%

RIGHTS
919	CaxiaBank Rights 12/08/14 *	$ 62
385	Community Health Systems Rts 1/4/2016 *	12
139	Royal Dutch Shell Rt 11/28/2014 *	0
Total for Rights (Cost - $0)		$ 74	0.00%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

U.S. TREASURY NOTES
40,000	US Treasury 0.375% 04/15/2015	$ 40,050
36,000	US Treasury 4.500% 11/15/2015	37,488
20,000	US Treasury 0.25% 05/15/2016	20,000
10,000	US Treasury 5.125% 05/15/2016	10,705
10,000	US Treasruy 0.50% 06/15/2016	10,034
10,000	US Treasury 0.625% 07/15/2016	10,048
10,000	US Treasury 1.00% 08/31/2016	10,107
20,000	US Treasury 2.75% 11/30/2016	20,900
10,000	US Treasury 0.875% 01/31/2017	10,064
10,000	US Treasury .875% 02/28/2017	10,063
20,000	US Treasury 0.75% 6/30/2017	19,992
10,000	US Treasury 1.875% 08/31/2017	10,284
20,000	US Treasury .625% 11/30/2017	19,823
10,000	US Treasury 0.75% 12/31/2017	9,937
10,000	US Treasury .75% 2/28/2018	9,914
10,000	US Treasury .625% 04/30/2018	9,852
10,000	US Treasury 1.375% 07/31/2018	10,077
15,000	US Treasury 1.375% 11/30/2018	15,063
15,000	US Treasury 1.125% 05/31/2019	14,820
10,000	US Treasury 1.00% 08/31/2019	9,781
10,000	US Treasury 1.00% 09/30/2019	9,768
10,000	US Treasury 1.125% 03/31/2020	9,759
10,000	US Treasury 3.50% 5/15/2020	10,980
10,000	US Treasury 2.625% 08/15/2020	10,502
10,000	US Treasury 2.625% 11/15/2020	10,491
10,000	US Treasury 2.125% 08/15/2021	10,151
10,000	US Treasury 1.75% 05/15/2022	9,851
10,000	US Treasury 2.00% 02/15/2023	9,965
10,000	US Treasury 2.50% 08/15/2023	10,325
5,000	US Treasury 6.25% 8/15/2023	6,675
5,000	US Treasury 5.25% 02/15/2029	6,661
5,000	US Treasury 4.625% 02/15/2040	6,633
5,000	US Treasury 3.875% 08/15/2040	5,950
5,000	US Treasury 3.125% 11/15/2041	5,239
Total for U.S. Treasury Notes (Cost - $432,889)		$ 431,952	3.82%

MONEY MARKET FUNDS
18,890	Aim Short Term Invts Tr Treasury 0.01% **	$ 18,890
Total for Money Market Funds (Cost - $18,890)		$ 18,890	0.17%

	Total Investments (Cost - $11,042,664)	$ 11,258,398	99.61%

	Other Assets Less Liabilities	43,785	0.39%

	Net Assets	$ 11,302,183	100.00%

** Variable Rate Security: The Yield Rate shown represents the rate at  November 30, 2014.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

COMMON STOCKS
Aerospace & Defense
501	Boeing Co.	$ 67,314
171	General Dynamics Corp.	24,857
751	Honeywell International, Inc.	74,402
97	Huntington Ingalls Industries, Inc.	10,570
345	Lockheed Martin Corp.	66,088
303	Northrop Grumman Corp.	42,702
88	Precision Castparts Corp.	20,935
121	Rockwell Collins, Inc.	10,349
1,136	United Technologies Corp.	125,051
		442,268	2.00%
Air Freight & Logistics
143	C H Robinson Worldwide, Inc.	10,545
138	FedEx Corp.	24,589
812	United Parcel Service, Inc. Class B	89,255
		124,389	0.56%
Airlines
191	Alaska Airgroup, Inc.	11,275
540	Delta Air Lines Inc.	25,202
1,203	Southwest Airlines Co.	50,309
431	United Continental Holdings, Inc. *	26,390
		113,176	0.51%
Auto Components
185	Borg Warner, Inc.	10,464
909	Johnson Controls, Inc.	45,450
112	Lear Corp.	10,742
430	The Goodyear Tire & Rubber Co.	11,786
99	TRW Automotive Holdings Corp. *	10,237
		88,679	0.40%
Automobiles
5,383	Ford Motor Co.	84,675
1,246	General Motors Co.	41,654
155	Harley Davidson, Inc.	10,800
91	Tesla Motors, Inc. *	22,251
		159,380	0.72%
Banks
9,386	Bank of America Corp.	159,937
1,075	BB&T Corp.	40,409
3,084	Citigroup, Inc.	166,443
1,995	Fifth Third Bancorp	40,139
4,651	JPMorgan Chase & Co.	279,804
92	SVB Financial Group *	9,674
468	The PNC Financial Services Group, Inc.	40,936
1,912	U S Bancorp	84,510
5,397	Wells Fargo & Co.	294,029
		1,115,881	5.04%

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

Beverages
232	Coca-Cola Enterprises, Inc.	$ 10,194
145	Dr Pepper Snapple Group, Inc.	10,730
1,754	Pepsico, Inc.	175,575
3,918	The Coca-Cola Co.	175,644
		372,143	1.68%
Biotechnology
230	Alexion Pharma, Inc. *	44,827
754	Amgen, Inc.	124,644
172	Biogen Idec, Inc. *	52,923
121	Biomarin Pharmaceutical, Inc. *	10,856
639	Celgene Corp. *	72,648
1,590	Gilead Sciences, Inc. *	159,509
156	Incyte Corp. *	11,786
40	Intercept Pharmaceuticals, Inc. *	5,749
218	Isis Pharmaceuticals, Inc. *	11,290
98	Medivation, Inc. *	11,357
41	Puma Biotechnology, Inc. *	9,308
62	Regeneron Pharmaceuticals, Inc. *	25,799
217	Vertex Pharmaceuticals, Inc. *	25,580
		566,276	2.56%
Building Products
114	Lennox International, Inc.	10,678	0.05%

Capital Markets
51	Affiliated Managers Group, Inc. *	10,383
324	Ameriprise Financial, Inc.	42,693
242	Blackrock, Inc.	86,897
731	Franklin Resources, Inc.	41,565
2,313	Morgan Stanley	81,371
510	T Rowe Price Group, Inc.	42,570
264	S E I Investments Co.	10,462
543	State Street Corp.	41,664
1,199	Td Ameritrade Holding Corp.	41,497
1,033	The Bank of NY Mellon Corp.	41,351
725	The Charles Schwab Corp.	20,532
325	The Goldman Sachs Group, Inc.	61,233
		522,218	2.36%
Chemicals
91	Airgas, Inc.	10,522
174	Albemarle Corp.	10,273
172	Celanese Corp. Class A	10,332
38	CF Industries Holdings, Inc.	10,190
1,524	Dow Chemical Co.	74,173
1,209	E. I. du Pont de Nemours and Co.	86,323
339	Ecolab, Inc.	36,934

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

Chemicals - Continued
356	Monsanto Co.	$ 42,688
190	PPG Industries, Inc.	41,576
158	Praxair, Inc.	20,284
131	Rockwood Holdings, Inc.	10,211
97	Sherwin Williams Co.	23,751
124	The Valspar Corp.	10,405
		387,662	1.75%
Commercial Services & Supplies
285	ADT Corp.	9,958
138	Cintas Corp.	10,095
82	Stericycle, Inc. *	10,571
842	Waste Management, Inc.	41,031
		71,655	0.32%
Communications Equipment
6,359	Cisco Systems, Inc.	175,763
81	F5 Network, Inc. *	10,464
478	Juniper Networks, Inc.	10,593
658	Motorola Solutions, Inc.	43,244
97	Palo Alto Networks, Inc. *	11,931
1,863	QUALCOMM Inc.	135,813
		387,808	1.75%
Construction & Engineering
314	Aecom Technology Corp. *	10,051
152	Fluor Corp.	9,423
305	Quanta Services, Inc. *	9,303
		28,777	0.13%
Construction Materials
166	Vulcan Materials Co.	10,973	0.05%

Consumer Finance
1,093	American Express Co.	101,015
490	Capital One Financial Corp.	40,768
327	Discover Financial Services	21,435
		163,218	0.74%
Containers & Packaging
156	Ball Corp.	10,463
408	Owens Illinois, Inc. *	10,461
198	Rock-Tenn Co. Class A	11,248
284	Sealed Air Corp.	11,227
		43,399	0.20%
Distributors
106	Genuine Parts Co.	10,895
375	LKQ Corp. *	10,894
		21,789	0.10%

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

Diversified Financial Services
1,445	Berkshire Hathaway, Inc. Class B *	$ 214,857
171	CBOE Holdings, Inc.	10,245
500	CME Group, Inc. Class A	42,320
105	Intercontinental Exchange, Inc.	23,729
227	Moody's Corp.	22,929
215	MSCI, Inc. Class A	10,397
259	Voya Financial, Inc.	10,847
		335,324	1.52%
Diversified Telecommunication Services
5,676	AT&T, Inc.	200,817
168	Level 3 Communications, Inc.*	8,400
4,804	Verizon Communications, Inc.	243,034
		452,251	2.04%
Electric Utilities
766	American Electric Power Co.	44,083
535	Duke Energy Corp.	43,282
239	Entergy Corp.	20,052
1,175	Exelon Corp.	42,500
254	ITC Holdings Corp.	9,649
426	Nextera Energy, Inc.	44,470
406	Northeast Utilities	20,560
1,218	PPL Corp.	43,276
917	Southern Co.	43,493
		311,365	1.41%
Electrical Equipment
73	Acuity Brands, Inc.	10,089
639	Emerson Electric Co.	40,736
		50,825	0.23%
Electronic Equipment, Instruments & Components
210	Amphenol Corp. Class A	11,262
2,068	Corning, Inc.	43,469
182	Keysight Technologies, Inc. *	6,406
327	Trimble Navigation Ltd. *	9,197
		70,334	0.32%
Energy Equipment & Services
615	Baker Hughes, Inc.	35,055
525	Cameron Intl Corp. *	26,922
184	FMC Technologies, Inc. *	8,790
526	National Oilwell Varco, Inc.	35,263
152	Oceaneering International, Inc.	9,532
1,871	Schlumberger Ltd.	160,812
		276,374	1.25%

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

Food & Staples Retailing
639	Costco Wholesale Corp.	$ 90,815
1,509	CVS Caremark Corp.	137,862
1,056	Sysco Corp.	42,515
674	Walgreen Co.	46,243
2,939	Wal-Mart Stores, Inc.	257,280
258	Whole Foods Market, Inc.	12,650
		587,365	2.65%
Food Products
783	Archer-Daniels-Midland Co.	41,248
229	Campbell Soup Co.	10,369
391	General Mills, Inc.	20,625
425	Hershey Co.	42,619
187	Hormel Foods Corp.	9,926
97	J M Smucker Co.	9,949
317	Kellogg Co.	21,001
171	Keurig Green Mountain, Inc.	24,306
626	Kraft Foods Group, Inc.	37,666
143	Mc Cormick & Co., Inc.	10,629
408	Mead Johnson Nutrition Co.	42,367
2,334	Mondelez International, Inc.	91,493
270	The Whitewave Foods Co. Class A *	9,890
		372,088	1.68%
Health Care Equipment & Supplies
1,923	Abbott Laboratories	85,593
337	Baxter International, Inc.	24,601
173	Becton Dickinson & Co.	24,277
62	C R Bard, Inc.	10,376
175	Carefusion Corp. *	10,355
84	Edwards Lifesciences Corp. *	10,893
41	Halyard Health, Inc. *	1,588
70	Idexx Laboratories, Inc.*	10,455
83	Intuitive Surgical, Inc. *	42,975
1,266	Medtronic, Inc.	93,519
193	Resmed, Inc.	10,268
128	Sirona Dental Systems, Inc. *	11,058
308	St. Jude Medical, Inc.	20,932
255	Stryker Corp.	23,692
61	The Cooper Companies, Inc.	10,303
		390,885	1.77%
Health Care Providers & Services
247	Aetna, Inc.	21,548
334	Anthem, Inc.	42,722
303	Brookdale Senior Living, Inc. *	10,732
533	Cardinal Health, Inc.	43,807

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

Health Care Providers & Services - Continued
110	Centene Corp. *	$ 10,865
217	Cigna Corp.	22,327
287	Davita Healthcare Partners, Inc. *	21,964
824	Express Scripts Holding Co. Class C *	68,516
567	HCA Holdings, Inc. *	39,514
308	Mckesson Corp.	64,914
161	Mednax, Inc. *	10,539
236	Patterson Companies, Inc.	11,371
83	Schein Henry, Inc. *	11,388
179	Tenet Healthcare Corp. *	8,601
1,182	UnitedHealth Group, Inc.	116,581
96	Universal Health Services, Inc.	10,044
		515,433	2.33%
Hotels, Restaurants & Leisure
218	Dunkin' Brands Group, Inc.	10,540
1,537	Hilton Worldwide Holdings, Inc. *	40,300
571	Marriott International, Inc.	44,989
1,058	McDonald's Corp.	102,425
266	Norwegian Cruise Line Holdings, Ltd. *	11,675
61	Panera Bread Co. Class A *	10,211
520	Starbucks Corp.	42,229
260	Starwood Hotels & Resorts Worldwide, Inc.	20,540
129	Wyndham Worldwide Corp.	10,753
545	Yum Brands, Inc.	42,101
		335,763	1.52%
Household Durables
231	Jarden Corp. *	10,199
231	Lennar Corp. Class A	10,912
		21,111	0.10%
Household Products
138	Church & Dwight Co., Inc.	10,586
102	Clorox Co.	10,365
845	Colgate-Palmolive Co.	58,804
324	Kimberly-Clark Corp.	37,775
2,864	Procter & Gamble Co.	258,992
		376,522	1.70%
IT Services
147	Alliance Data Systems Corp. *	42,023
440	Auto Data Processing, Inc.	37,682
718	Cognizant Technology Solutions Corp. Class A *	38,765
262	Fidelity National Information Services, Inc.	16,032
333	Fiserv, Inc. *	23,806
70	Fleetcor Technologies, Inc. *	10,632

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

IT Services - Continued
126	Gartner, Inc. *	$ 10,770
1,321	Mastercard, Inc.	115,310
326	Paychex, Inc.	15,456
606	The Western Union Co.	11,260
306	Total System Services, Inc.	10,095
470	Visa, Inc.	121,349
		453,180	2.05%
Independent Power and Renewable Electricity Producers
447	Calpine Corp. *	10,263	0.05%

Industrial Conglomerates
825	3M Co.	132,074
114	Carlisle Companies, Inc.	10,192
783	Danaher Corp.	65,428
10,931	General Electric Co.	289,562
267	Roper Industries, Inc.	42,138
		539,394	2.44%
Insurance
687	Aflac, Inc.	41,035
1,482	American International Group, Inc.	81,214
960	Loews Corp.	39,974
15	Markel Corp. *	10,452
764	Marsh & Mc Lennan Co., Inc.	43,235
1,488	Metlife, Inc.	82,748
453	Prudential Financial, Inc.	38,496
512	The Hartford Financial Services Group, Inc.	21,146
426	Travelers Companies, Inc.	44,496
		402,796	1.82%
Internet & Catalog Retail
487	Amazon.com, Inc. *	164,918
124	Expedia, Inc.	10,802
388	Liberty Interactive Corp. Class A *	11,310
65	Priceline.com, Inc. *	75,412
117	Tripadvisor, Inc. *	8,617
		271,059	1.22%
Internet Software & Services
171	Akamai Technologies, Inc. *	11,048
62	Costar Group, Inc. *	10,556
1,380	Ebay, Inc. *	75,734
49	Equinix, Inc.	11,131
1,894	Facebook, Inc., Class A *	147,164
236	Google, Inc. Class A *	129,583
380	Google, Inc., Class C *	205,895
171	LinkedIn Corp. Class A *	38,692

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

Internet Software & Services - Continued
1,340	Yahoo, Inc. *	$ 69,332
		699,135	3.16%
Leisure Products
173	Hasbro, Inc.	10,242
324	Mattel, Inc.	10,222
67	Polaris Industries, Inc.	10,500
		30,964	0.14%
Life Sciences Tools & Services
364	Agilent Technologies, Inc.	15,557
124	Covance, Inc. *	12,725
218	Illumina, Inc. *	41,614
39	Mettler-Toledo International, Inc. *	11,437
236	Perkinelmer, Inc.	10,731
483	Thermo Fisher Scientific, Inc.	62,447
		154,511	0.70%
Machinery
748	Caterpillar, Inc.	75,249
268	Cummins, Inc.	39,026
239	Deere & Co.	20,702
440	Dover Corp.	33,876
244	Illinois Tool Works, Inc.	23,163
194	Joy Global, Inc.	9,514
141	Lincoln Electric Holdings, Inc.	10,158
133	Nordson Corp.	10,394
621	Paccar, Inc.	41,619
110	Pall Corp.	10,572
173	Parker-Hannifin Corp.	22,322
300	Scania Ab B *	8,388
77	Snap On, Inc.	10,420
119	WABTEC Corp.	10,530
		325,933	1.47%
Marine
91	Kirby Corp. *	8,749	0.04%

Media
354	CBS Corp. Class B	19,428
126	Charter Communications, Inc. Class A *	21,382
2,229	Comcast Corp. Class A	127,142
415	Directv *	36,400
280	Discovery Communications, Inc. Class C *	9,523
162	Dish Network Corp. Class A *	12,864
1,165	Twenty-First Century Fox Class A	42,872
197	Lamar Advertising Co. Class A	10,498
302	Lions Gate Entertainment Corp.	10,238
542	Omnicom Group, Inc.	41,880

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

Media - Continued
8	Prosiebnsat 1 Media AG ADR	$ 86
131	Scripps Networks Interactive, Inc.	10,240
5,985	Sirius XM Holdings, Inc. *	21,726
1,993	The Walt Disney Co.	184,372
1,000	Thomson Reuters Corp.	39,600
242	Time Warner Cable, Inc.	36,126
1,064	Time Warner, Inc.	90,568
238	Viacom, Inc., Class B	18,000
		732,945	3.31%
Metals & Mining
2,486	Alcoa, Inc.	42,983
1,225	Freeport-McMoran, Inc.	32,891
737	Nucor Corp.	39,525
164	Royal Gold, Inc.	10,444
		125,843	0.57%
Multi-Utilities
707	Consolidated Edison, Inc.	44,647
579	Dominion Resources, Inc.	42,006
889	PG & E Corp.	44,895
380	Sempra Energy	42,457
		174,005	0.79%
Multiline Retail
169	Dollar Tree, Inc. *	11,553
354	Macys, Inc.	22,978
138	Nordstrom, Inc.	10,538
579	Target Corp.	42,846
		87,915	0.40%
Oil, Gas & Consumable Fuels
100	Altagas Ltd.	3,724
182	Anadarko Petroleum Corp.	14,405
426	Apache Corp.	27,302
328	Cabot Oil & Gas Corp. Class A	10,837
609	Cheniere Energy, Inc. *	40,188
2,008	Chevron Corp.	218,611
138	Concho Resources, Inc. *	13,145
1,568	ConocoPhillips	103,598
134	Continental Resources, Inc. *	5,491
585	Devon Energy Corp.	34,497
714	E O G Resources, Inc.	61,918
4,248	Exxon Mobil Corp.	384,614
424	Hess Corp.	30,922
1,043	Kinder Morgan, Inc.	43,128
1,064	Marathon Oil Corp.	30,771
473	Marathon Pete Corp.	42,613

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

Oil, Gas & Consumable Fuels - Continued
833	Occidental Petroleum Corp.	$ 66,448
752	Phillips 66	54,911
149	Range Resources Corp.	9,782
170	Whiting Petroleum Corp. *	7,101
720	Williams Companies, Inc.	37,260
		1,241,266	5.61%
Paper & Forest Products
838	International Paper Co.	45,101	0.20%

Personal Products
277	Lauder Estee Co. Class A	20,537	0.09%

Pharmaceuticals
1,476	Abbvie, Inc.	102,139
189	Actavis, Inc. *	51,145
356	Allergan, Inc.	76,145
1,575	Bristol Myers Squibb Co.	93,004
189	Hospira, Inc. *	11,272
3,372	Johnson & Johnson	365,019
616	Lilly Eli & Co.	41,962
3,376	Merck & Co. Inc.	203,910
403	Mylan, Inc. *	23,620
5,410	Pfizer, Inc.	168,522
70	Salix Pharmaceuticals Ltd. *	7,188
619	Zoetis, Inc.	27,812
		1,171,738	5.29%
Professional Services
133	Equifax, Inc.	10,580
77	I H S, Inc. *	9,429
433	Nielsen N.V.	18,086
186	Robert Half International, Inc.	10,563
162	Verisk Analytics, Inc. Class A *	10,041
		58,699	0.26%
Real Estate Management & Development
315	CBRE Group, Inc. *	10,628
75	Jones Lang Lasalle, Inc.	10,925
		21,553	0.10%
Road & Rail
184	Avis Budget Group, Inc. *	11,068
1,246	CSX Corp.	45,467
453	Hertz Global Holdings, Inc. *	10,754
127	J.B. Hunt Transport Services, Inc.	10,481
83	Kansas City Southern	9,872
358	Norfolk Southern Corp.	39,967
777	Union Pacific Corp.	90,730
		218,339	0.99%

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

Semiconductors & Semiconductor Equipment
303	Altera Corp.	$ 11,399
1,667	Applied Materials, Inc.	40,091
531	Broadcom Corp. Class A	22,902
5,750	Intel Corp.	214,188
132	K L A Tencor Corp.	9,166
133	Lam Research Corp.	10,991
245	Linear Technology Corp.	11,277
1,115	Micron Technology, Inc. *	40,084
180	Skyworks Solutions, Inc.	12,145
1,246	Texas Instruments, Inc.	67,807
235	Xilinx, Inc.	10,678
		450,728	2.04%
Software
891	Activision Blizzard, Inc.	19,290
502	Adobe Systems, Inc. *	36,987
131	Ansys, Inc. *	10,941
177	Autodesk, Inc. *	10,974
575	Cadence Design Systems, Inc. *	10,850
83	CDK Global, Inc.	3,160
157	Citrix Systems, Inc. *	10,411
78	Concur Technologies, Inc. *	10,047
252	Electronic Arts, Inc. *	11,070
467	Intuit, Inc.	43,837
8,134	Microsoft Corp.	388,887
95	Netsuite, Inc. *	10,046
3,890	Oracle Corp.	164,975
172	Red Hat, Inc. *	10,690
786	Salesforce.com, Inc. *	47,058
155	Splunk, Inc. *	10,401
607	Symantec Corp.	15,837
247	Synopsys, Inc. *	10,717
119	VMware, Inc. Class A *	10,467
110	Workday, Inc. *	9,576
		846,221	3.82%
Specialty Retail
69	Advance Auto Parts, Inc.	10,149
177	Autonation, Inc. *	10,521
72	Autozone, Inc. *	41,595
151	Bed Bath & Beyond, Inc. *	11,079
302	Best Buy, Inc.	11,902
180	Carmax, Inc. *	10,256
179	Foot Locker, Inc.	10,255
504	Gap, Inc.	19,958
597	L Brands, Inc.	48,297
1,167	Lowe's Companies, Inc.	74,490

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

Specialty Retail - Continued
135	O Reilly Automotive *	$ 24,670
140	PetSmart, Inc.	11,026
342	Sally Beauty Holdings, Inc. *	10,824
1,343	The Home Depot, Inc.	133,494
626	The TJX Companies, Inc.	41,416
106	Tiffany & Co.	11,440
		481,372	2.17%
Technology Hardware, Storage & Peripherals
270	3 D Systems, Inc. *	9,526
5,749	Apple, Inc.	683,729
2,710	EMC Corp.	82,249
2,306	Hewlett-Packard Co.	90,072
87	Stratasys Ltd.*	8,871
		874,447	3.95%
Textiles, Apparel & Luxury Goods
296	Coach, Inc.	10,988
95	Hanesbrands, Inc.	10,993
752	Nike, Inc. Class B	74,666
87	PVH Corp.	11,061
60	Ralph Lauren Corp.	11,094
156	Under Armour, Inc. Class A *	11,308
333	V F Corp.	25,032
		155,142	0.70%
Tobacco
2,612	Altria Group, Inc.	131,279
960	Philip Morris International, Inc.	83,453
678	Reynolds American, Inc.	44,687
		259,419	1.17%
Trading Companies & Distributors
85	Grainger WW, Inc.	20,883
360	HD Supply Holdings, Inc. *	10,469
94	United Rentals, Inc. *	10,651
		42,003	0.19%
Wireless Telecommunication Services
6,310	Sprint Corp. *	32,307
658	T-Mobile Us, Inc. *	19,207
		51,514	0.23%

Total for Common Stock (Cost $17,759,532)		$18,680,780	84.41%

EXCHANGE TRADED FUNDS
1,524	Ishares Barclays Agency Bond	$ 172,822
1,020	Ishares Barclays Bond 10-20 Treasury Bond	136,425
5,364	Ishares Barclays Bond 20+ Yr Treasury Bond	657,036

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

Shares/Principal Amount		Value	% of Net Assets

EXCHANGE TRADED FUNDS - Continued
14,664	Ishares Barclays MBS Fixed Rate	$ 1,608,054
2	Vanguard Growth ETF	212
1	Vanguard Mega Cap Value ETF	61
49	Vanguard Value ETF	4,150
Total Exchange Traded Funds (Cost $2,526,196)		$ 2,578,760	11.65%

REAL ESTATE INVESTMENT TRUSTS
212	American Tower Corp.	$ 22,262
284	Avalonbay Communities, Inc.	45,664
321	Boston Properties, Inc.	41,614
274	Crown Castle International Corp.	22,767
649	Equity Residential	45,975
863	General Growth Properties, Inc.	23,094
1,008	H C P, Inc.	45,158
640	Health Care REIT, Inc.	47,142
241	Public Storage	45,219
349	Simon Property Group, Inc.	63,099
129	Taubman Centers, Inc.	10,254
646	Ventas, Inc.	46,221
Total for Real Estate Investment Trusts (Cost $409,505)		$ 458,469	2.07%

MONEY MARKET FUNDS
412,441	Aim Short Term Investments Treasury 0.01% **	$ 412,441
Total for Money Market Funds (Cost $412,441)		$ 412,441	1.86%

	Total Investments (Cost - $21,107,674)	$ 22,130,450	99.99%

	Other Assets Less Liabilities	2,333	0.01%

	Net Assets	$ 22,132,783	100.00%

** Variable Rate Security: The Yield Rate shown represents the rate at  November 30, 2014.

The accompanying notes are an integral part of these financial statements.

CCA INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2014

Assets:	CCA Core Return Fund	CCA Aggressive Return Fund
Investments in Securities, at Value
(Cost $11,042,664; and $21,107,674, respectively)	$ 11,258,398	$ 22,130,450
Receivables:
Portfolio Securities Sold	39,000	-
Dividends and Interest	17,665	39,502
From Advisor	4,473	-
Prepaid Expenses	16,288	17,263
Total Assets	11,335,824	22,187,215
Liabilities:
Payables:
Advisory Fees	-	4,913
Distribution Fees	431	292
Trustee Fees	299	299
Due to Custodian	-	6,726
Other Accrued Expenses	32,911	42,202
Total Liabilities	33,641	54,432
Net Assets	$ 11,302,183	$ 22,132,783

Net Assets Consist of:
Paid In Capital	$ 11,003,051	$ 20,829,195
Undistributed Net Investment Income	95,860	280,812
Accumulated Realized Loss on Investments and Foreign Currency Transactions	(12,462)	-
Unrealized Appreciation in Value of Investments	215,734	1,022,776
Net Assets	$ 11,302,183	$ 22,132,783

Net Asset Value Per Share

Institutional Class
Net Assets	$ 11,084,319	$ 21,929,082
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	1,053,613	1,871,583
Net asset value and offering price per share	$ 10.52	$ 11.72
Minimum Redemption price per share (a)	$ 10.31	$ 11.49

Investor Class
Net Assets	$ 119,221	$ 100,465
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	11,382	8,601
Net asset value and offering price per share	$ 10.47	$ 11.68
Minimum Redemption price per share (a)	$ 10.26	$ 11.45

Load Class
Net Assets	$ 98,643	$ 103,236
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	9,375	8,815
Net asset value per share	$ 10.52	$ 11.71
Minimum Redemption price per share (a)	$ 10.31	$ 11.48
Maximum offering price per share (b)	$ 11.10	$ 12.36

(a) A redemption fee of 2.00% is imposed in the event of certain redemption transactions within sixty days of purchase.

(b) Maximum offering price includes a maximum front-end sales load of 5.25%.

The accompanying notes are an integral part of these financial statements.

CCA INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the year ended NOVEMBER 30, 2014

	CCA Core Return Fund	CCA Aggressive Return Fund
Investment Income:
Dividends (a)	$ 224,305	$ 471,459
Interest	12,548	39
Total Investment Income	236,853	471,498

Expenses:
Advisory Fees	77,809	130,858
Distribution Fees:
Investor Class	253	156
Load Class	131	133
Administrative Fees	3,950	3,951
Transfer Agent Fees	37,445	39,604
Registration Fees	38,504	38,441
Audit Fees	16,000	15,999
Legal Fees	35,646	35,545
Custody Fees	35,315	56,202
Printing Fees	387	448
Insurance Fees	5,948	4,955
Compliance Officer Fees	21,080	21,081
Trustee Fees	9,666	9,666
Other Fees	4,528	4,849
Total Expenses	286,662	361,888
Fees Waived and Reimbursed by the Adviser	(192,904)	(204,570)
Net Expenses	93,758	157,318

Net Investment Income	143,095	314,180

Realized and Unrealized Gain on Investments and Foreign Currency:
Net Realized Gain on Investments and Foreign Currency Transactions	4,770	87,198
Capital Gain Distributions from Underlying Funds	1,321	1,916
Net Change in Unrealized Appreciation on Investments	58,310	570,569
Net Realized and Unrealized Gain on Investments and Foreign Currency	64,401	659,683

Net Increase in Net Assets Resulting from Operations	$ 207,496	$ 973,863

(a) Net of Foreign withholding taxes of $4,240, and $11,138, respectively.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended (a)
	11/30/2014	11/30/2013
Increase in Net Assets From Operations:
Net Investment Income	$ 143,095	$ 57,644
Net Realized Gain on Investments and Foreign Currency Transactions	6,091	101,060
Net Change in Unrealized Appreciation on Investments	58,310	157,424
Net Increase in Net Assets Resulting from Operations	207,496	316,128

Distributions to Shareholders:
Net Investment Income:
Institutional Class Shares	(85,405)	-
Investor Class Shares	(288)	-
Net Realized Gains:
Institutional Class Shares	(137,550)	-
Investor Class Shares	(853)	-
Institutional Class Shares	(396)	-
Total Distributions Paid to Shareholders	(224,492)	-

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	2,046,660	8,674,034
Investor Class	82,815	48,500
Load Class	100,000	-
Proceeds from Reinvestment of Distributions
Institutional Class	213,227	-
Investor Class	1,141	-
Load Class	396	-
Cost of Shares Redeemed:
Institutional Class	(165,651)	(33,228)
Investor Class	(12,995)	(2,520)
Load Class	-	-
Redemption Fees	9	663
Net Increase in Net Assets from Capital Share Transactions	2,265,602	8,687,449

Net Increase in Net Assets	2,248,606	9,003,577

Net Assets:
Beginning of Period	9,053,577	50,000
End of Period (Including Undistributed Net Investment Income of $95,860 and $57,569, respectively)
	$ 11,302,183	$ 9,053,577

(a) The CCA Core Return Fund commenced investment operations on December 26, 2012.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Year Ended	Period Ended (a)
	11/30/2014	11/30/2013
Share Activity
Institutional Class:
Shares Sold	195,447	851,609
Shares Reinvested	20,448	-
Shares Redeemed	(15,706)	(3,186)
Net Increase in Shares of Beneficial Interest Outstanding	200,189	848,423

Investor Class:
Shares Sold	7,888	4,869
Shares Reinvested	109	-
Shares Redeemed	(1,236)	(248)
Net Increase in Shares of Beneficial Interest Outstanding	6,761	4,621

Load Class:
Shares Sold	9,337	-
Shares Reinvested	37	-
Shares Redeemed	-	-
Net Increase in Shares of Beneficial Interest Outstanding	9,374	-

(a) The CCA Core Return Fund commenced investment operations on December 26, 2012.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended (a)
	11/30/2014	11/30/2013
Increase in Net Assets From Operations:
Net Investment Income	$ 314,180	$ 44,427
Net Realized Gain on Investments and Foreign Currency Transactions	89,114	409,853
Net Change in Unrealized Appreciation on Investments	570,569	452,207
Net Increase in Net Assets Resulting from Operations	973,863	906,487

Distributions to Shareholders:
Net Investment Income:
Institutional Class Shares	(55,721)	-
Investor Class Shares	(67)	-
Net Realized Gains:
Institutional Class Shares	(517,688)	-
Investor Class Shares	(1,623)	-
Load Class Shares	(1,663)	-
Total Distributions Paid to Shareholders	(576,762)	-

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	9,934,025	10,355,236
Investor Class	77,890	21,000
Load Class	100,000	-
Proceeds from Reinvestment of Distributions
Institutional Class	558,494	-
Investor Class	1,982	-
Load Class	1,663	-
Cost of Shares Redeemed:
Institutional Class	(180,681)	(87,148)
Investor Class	(3,427)	-
Load Class	-	-
Redemption Fees	88	73
Net Increase in Net Assets from Capital Share Transactions	10,490,034	10,289,161

Net Increase in Net Assets	10,887,135	11,195,648

Net Assets:
Beginning of Period	11,245,648	50,000
End of Period (Including Undistributed Net Investment Income of $280,812 and $44,228, respectively)
	$ 22,132,783	$ 11,245,648

(a) The CCA Aggressive Return Fund commenced investment operations on December 26, 2012.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Year Ended	Period Ended (a)
	11/30/2014	11/30/2013
Share Activity
Institutional Class:
Shares Sold	859,859	982,210
Shares Reinvested	47,999	-
Shares Redeemed	(15,433)	(8,052)
Net Increase in Shares of Beneficial Interest Outstanding	892,425	974,158

Investor Class:
Shares Sold	6,747	1,975
Shares Reinvested	170	-
Shares Redeemed	(291)	-
Net Increase in Shares of Beneficial Interest Outstanding	6,626	1,975

Load Class:
Shares Sold	8,673	-
Shares Reinvested	142	-
Shares Redeemed	-	-
Net Increase in Shares of Beneficial Interest Outstanding	8,815	-

(a) The CCA Aggressive Return Fund commenced investment operations on December 26, 2012.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Year Ended	Period Ended
	11/30/2014	11/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 10.55	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.15	0.10
Net Gain on Investments (Realized and Unrealized)	0.07	0.45
Total from Investment Operations	0.22	0.55

Distributions:
Net Investment Income	(0.10)	-
Net Realized Gains	(0.15)	-
Total from Distributions	(0.25)	-

Redemption Fees †	-	-

Net Asset Value, at End of Period	$ 10.52	$ 10.55

Total Return **	2.03%	5.50%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 11,084	$ 9,005
Before Waiver
Ratio of Expenses to Average Net Assets (d)	2.62%	3.38%	(c)
Ratio of Net Investment Loss to Average Net Assets (d) (e)	(0.34)%	(1.40)%	(c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	0.90%	0.90%	(c)
Ratio of Net Investment Income to Average Net Assets (d) (e)	1.38%	1.08%	(c)
Portfolio Turnover	58%	124%	(b)

(a) The CCA Core Return Fund Institutional Class commenced investment operations on December 26, 2012.

(b) Not annualized.

(c) Annualized.

(d) Does not include expenses of underlying investment companies in which the Fund invests.

(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Year Ended	Period Ended
	11/30/2014	11/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 10.52	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.11	0.09
Net Gain on Investments (Realized and Unrealized)	0.07	0.43
Total from Investment Operations	0.18	0.52

Distributions:
Net Investment Income	(0.08)	-
Net Realized Gains	(0.15)	-
Total from Distributions	(0.23)	-

Redemption Fees †	-	-

Net Asset Value, at End of Period	$ 10.47	$ 10.52

Total Return **	1.70%	5.20%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 119	$ 49
Before Waiver
Ratio of Expenses to Average Net Assets (d)	16.71%	34.29%	(c)
Ratio of Net Investment Loss to Average Net Assets (d) (e)	(14.53)%	(32.25)%	(c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.15%	1.15%	(c)
Ratio of Net Investment Income to Average Net Assets (d) (e)	1.04%	0.90%	(c)
Portfolio Turnover	58%	124%	(b)

(a) The CCA Core Return Fund Investor Class commenced investment operations on December 26, 2012.

(b) Not annualized.

(c) Annualized.

(d) Does not include expenses of underlying investment companies in which the Fund invests.

(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

LOAD CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Period Ended
	11/30/2014	(a)

Net Asset Value, at Beginning of Period	$ 10.71

Income (Loss) From Investment Operations:
Net Investment Income *	0.05
Net Loss on Investments (Realized and Unrealized)	(0.20)	(f)
Total from Investment Operations	(0.15)

Distributions:
Net Realized Gains	(0.04)
Total from Distributions	(0.04)

Redemption Fees †	-

Net Asset Value, at End of Period	$ 10.52

Total Return **	(1.38)%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 99
Before Waiver
Ratio of Expenses to Average Net Assets (d)	2.43%	(c)
Ratio of Net Investment Loss to Average Net Assets (d) (e)	(0.39)%	(c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.15%	(c)
Ratio of Net Investment Income to Average Net Assets (d) (e)	0.89%	(c)
Portfolio Turnover	58%	(b)

(a) The CCA Core Return Fund Load Class commenced investment operations on May 23, 2014.

(b) Not annualized.

(c) Annualized.

(d) Does not include expenses of underlying investment companies in which the Fund invests.

(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

(f) The amount of net loss on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, is not annualized for periods of less than one year, and does not reflect the impact of sales charges.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Year Ended	Period Ended
	11/30/2014	11/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 11.46	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.21	0.07
Net Gain on Investments (Realized and Unrealized)	0.44	1.39
Total from Investment Operations	0.65	1.46

Distributions:
Net Investment Income	(0.05)	-
Net Realized Gains	(0.34)	-
Total from Distributions	(0.39)	-

Redemption Fees †	-	-

Net Asset Value, at End of Period	$ 11.72	$ 11.46

Total Return **	5.73%	14.60%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 21,929	$ 11,223
Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.99%	2.99%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	0.71%	(1.38)%	(c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	0.90%	0.90%	(c)
Ratio of Net Investment Income to Average Net Assets (d) (e)	1.80%	0.71%	(c)
Portfolio Turnover	352%	370%	(b)

(a) The CCA Aggressive Return Fund Institutional Class commenced investment operations on December 26, 2012.

(b) Not annualized.

(c) Annualized.

(d) Does not include expenses of underlying investment companies in which the Fund invests.

(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Year Ended	Period Ended
	11/30/2014	11/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 11.44	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.17	0.07
Net Gain on Investments (Realized and Unrealized)	0.44	1.37
Total from Investment Operations	0.61	1.44

Distributions:
Net Investment Income	(0.03)	-
Net Realized Gains	(0.34)	-
Total from Distributions	(0.37)	-

Redemption Fees †	-	-

Net Asset Value, at End of Period	$ 11.68	$ 11.44

Total Return **	5.42%	14.40%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 100	$ 23
Before Waiver
Ratio of Expenses to Average Net Assets (d)	24.83%	77.18%	(c)
Ratio of Net Investment Loss to Average Net Assets (d) (e)	(22.19)%	(75.39)%	(c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.15%	1.15%	(c)
Ratio of Net Investment Income to Average Net Assets (d) (e)	1.50%	0.64%	(c)
Portfolio Turnover	352%	370%	(b)

(a) The CCA Aggressive Return Fund Investor Class commenced investment operations on December 26, 2012.

(b) Not annualized.

(c) Annualized.

(d) Does not include expenses of underlying investment companies in which the Fund invests.

(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

LOAD CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Period Ended
	11/30/2014	(a)

Net Asset Value, at Beginning of Period	$ 11.53

Income From Investment Operations:
Net Investment Income *	0.08
Net Gain on Investments (Realized and Unrealized)	0.29
Total from Investment Operations	0.37

Distributions:
Net Realized Gains	(0.19)
Total from Distributions	(0.19)

Redemption Fees †	-

Net Asset Value, at End of Period	$ 11.71

Total Return **	3.22%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 103
Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.92%	(c)
Ratio of Net Investment Income to Average Net Assets (d) (e)	0.56%	(c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.15%	(c)
Ratio of Net Investment Income to Average Net Assets (d) (e)	1.33%	(c)
Portfolio Turnover	352%	(b)

(a) The CCA Aggressive Return Fund Load Class commenced investment operations on May 23, 2014.

(b) Not annualized.

(c) Annualized.

(d) Does not include expenses of underlying investment companies in which the Fund invests.

(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, is not annualized for periods of less than one year, and does not reflect the impact of sales charges.

The accompanying notes are an integral part of these financial statements.

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2014

1.  ORGANIZATION

The CCA Investments Trust (the "Trust") is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 6, 2012 (the "Trust Agreement").  The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  The CCA Aggressive Return Fund and the CCA Core Return Fund (the “Funds”) are the only series currently authorized by the Trustees.  The Board of Trustees has authorized three classes of shares for each Fund, Institutional Class shares, Investor Class shares, and Load Class shares; each class is subject to different expenses. The Funds are diversified funds.  The investment adviser to the Funds is Checchi Capital Fund Advisers, LLC (the "Adviser" or “CCFA”), and Checchi Capital Advisers, LLC (the “Sub-Adviser” or “CCA”) is the sub-adviser to the Funds.

The CCA Aggressive Return Fund’s investment objective is to provide long-term total return.

The CCA Core Return Fund’s investment objective is to provide long-term total return.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following is a summary of significant accounting policies used in preparing the financial statements.

SECURITY VALUATIONS:  Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices accurately reflect the fair market value of such securities.  If the Adviser or Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2014

GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following table presents information about the CCA Core Return Fund’s investments measured at fair value as of November 30, 2014, by major security type:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of November 30, 2014 (Total)
Assets
Common Stocks	$ 4,982,221	$ -	$ -	$ 4,982,221
Preferred Stocks	6,982	-	-	6,982
Corporate Bonds	-	359,108	-	359,108
Exchange Traded Funds	5,311,964	-	-	5,311,964
Real Estate Investment Trusts	147,207	-	-	147,207
Rights	74	-	-	74
U.S. Treasury Notes & Obligations	-	431,952	-	431,952
Money Market Funds	18,890	-	-	18,890
Total	$ 10,467,338	$ 791,060	$ -	$ 11,258,398

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2014

During the year ended November 30, 2014, there were no significant transfers between Level 1, 2, or 3 in the CCA Core Return Fund. The Fund did not hold any Level 3 securities during the period presented.  For a further breakdown of each investment by industry type, please refer to the CCA Core Return Fund’s Schedule of Investments.

The following table presents information about the CCA Aggressive Return Fund’s investments measured at fair value as of November 30, 2014, by major security type:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of November 30, 2014 (Total)
Assets
Common Stocks	$ 18,680,780	$ -	$ -	$ 18,680,780
Exchange Traded Funds	2,578,760	-	-	2,578,760
Real Estate Investment Trusts	458,469	-	-	458,469
Money Market Funds	412,441	-	-	412,441
Total	$ 22,130,450	$ -	$ -	$ 22,130,450

During the year ended November 30, 2014, there were no significant transfers between Level 1, 2, or 3 in the CCA Aggressive Return Fund. The Fund did not hold any Level 3 securities during the period presented.  For a further breakdown of each investment by industry type, please refer to the CCA Aggressive Return Fund’s Schedule of Investments.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis.  The Funds uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates.

OFFERING COSTS: All organizational costs incurred by the Funds, in conjunction with their offering, have been paid by the Adviser, on behalf of the Funds, and are subject to recoupment as described in Note 3. Offering costs incurred by the Funds were treated as deferred charges until operations commenced and thereafter were amortized over a 12 month period using the straight line method.

FEDERAL INCOME TAXES: The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2014

The Funds’ recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the year ended November 30, 2014, related to uncertain tax positions taken on returns filed for open tax years (2012), or expected to be taken in the Funds’ 2013 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year ended November 30, 2014, the Funds did not incur any interest or penalties.

SHARE VALUATION:  The Funds net asset values (“NAV”) are calculated once daily at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NAV’s are determined by totaling the value of all portfolio securities, cash and other assets held by the Funds, and subtracting from that total of all liabilities, including accrued expenses.  The total NAV’s are divided by the total number of shares outstanding for each Fund to determine the NAV of each share.

DISTRIBUTIONS TO SHAREHOLDERS: Each Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. Each Fund intends to distribute dividends and capital gains at least annually.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

RECLASSIFICATION: Permanent book and tax differences primarily attributable to the tax treatment of foreign currency gains and losses and characterization of distributions, resulted in reclassification for the Core Return Fund for the year ended November 30, 2014 as follows: a decrease in undistributed net investment income of $19,111; and an increase in accumulated net realized gains on investments of $19,111.  Reclassification for the Aggressive Return Fund for the year ended November 30, 2014 as follows: a decrease in undistributed net investment income of $21,808; and an increase in accumulated net realized gains on investments of $21,808.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific Fund of the Trust will be allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Trustees).

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2014

REDEMPTION FEES: To discourage short-term trades by investors, and to offset any transaction and other costs associated with short-term trading, the Funds will impose a redemption fee of 2.00% on shares redeemed within 60 days of investment. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.  The redemption fee is applied uniformly in all cases.  There was $9 in redemption fees collected for the CCA Core Return Fund during the year ended November 30, 2014. There was $88 in redemption fees collected for the CCA Aggressive Return Fund during the year ended November 30, 2014.

FOREIGN CURRENCY TRANSLATION:  The books and records of the Funds are maintained in U.S. dollars.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

SHARE CLASS ACCOUNTING:  Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to each respective share class of the respective Fund on the basis of the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for ongoing distribution fees and front-end sales charges. Investor Class shares and Load Class shares are subject to distribution fees, which are further discussed in Note 6.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

3.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: Checchi Capital Fund Advisers, LLC, serves as investment adviser to the Funds.  Subject to the supervision and direction of the Trustees, the Adviser oversees the Funds' securities and investments to be sure they are made in accordance with the

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2014

Funds' stated investment objectives and policies.  The fee paid to the Adviser is governed by certain investment management agreements ("Management Agreements") between the Trust, on behalf of the Funds, and the Adviser.  Pursuant to the Management Agreements, each Fund pays the Adviser, on a monthly basis, an annual advisory fee equivalent to 0.75% of each Fund's average daily net assets.

During the year ended November 30, 2014, the Adviser earned $77,809 in management fees from the CCA Core Return Fund and $130,858 in management fees from the CCA Aggressive Return Fund.  During the year ended November 30, 2014, the Adviser waived management fees and reimbursed the expenses of $192,904 and $204,570 related to the CCA Core Return Fund and the CCA Aggressive Return Fund, respectively.  At November 30, 2014, the Adviser owed $4,473 to the CCA Core Return Fund.  At November 30, 2014, the CCA Aggressive Return Fund owed the Adviser $4,913.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through March 31, 2015, to ensure that the total annual operating expenses of each Fund, after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 0.90% of the average daily net assets for all share classes.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the end of the fiscal year in which the waiver or reimbursement occurs, if such recoupment can be achieved within the foregoing expense limits.  This agreement may be terminated only by the Funds' Board of Trustees, on 60 days written notice to the Funds' Adviser.  Fee waiver and reimbursement arrangements can decrease the Funds' expenses and boost its performance.  As of November 30, 2014, expense waivers and reimbursements subject to recoupment are as follows:

	Recoverable Through	Amount Recoverable
Core Return Fund	November 30, 2017	$192,904
Core Return Fund	November 30, 2016	$138,073
Core Return Fund	November 30, 2015	$ 10,272

	Recoverable Through	Amount Recoverable
Aggressive Return Fund	November 30, 2017	$204,570
Aggressive Return Fund	November 30, 2016	$136,825
Aggressive Return Fund	November 30, 2015	$ 10,272

SUB-ADVISORY AGREEMENT: The Adviser has engaged Checchi Capital Advisers, LLC to serve as sub-adviser to the Funds. The Sub-Adviser is an affiliate of and under common control with the Adviser. The Sub-Adviser is responsible for selecting investments and assuring that investments are made according to the Funds’ investment objective, policies and restrictions.  Pursuant to certain Sub-Advisory Agreements between the Adviser and Sub-Adviser, the Sub-Adviser is entitled to receive an annual sub-advisory fee of 0.25% of each Fund's average daily net assets.  The Sub-Adviser is paid by the Adviser, not the Funds.

INTER-PORTFOLIO TRADES:  The Funds will engage in inter-portfolio trades when it is to the benefit of both parties. The Board of Trustees reviews these trades quarterly. Inter-portfolio purchases and sales during the year ended November 30, 2014 for the Core Return Fund were $2,596,390 and $2,268,161, respectively.  Inter-portfolio purchases and sales

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2014

during the year ended November 30, 2014 for the Aggressive Return Fund were $2,268,161 and $2,596,390, respectively.

4.  SHARES OF BENEFICIAL INTEREST

The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  At November 30, 2014, paid in capital amounted to $11,003,051 and $20,834,270 for the CCA Core Return Fund and CCA Aggressive Return Fund, respectively.

5.  INVESTMENT TRANSACTIONS

CCA CORE RETURN FUND:

Investment transactions, excluding short-term investments, for the year ended November 30, 2014, were as follows:

Purchases……………………………………………..………….…	$ 8,186,527
Sales……………………………………………………………….….	$ 5,993,122

CCA AGGRESSIVE RETURN FUND:

Investment transactions, excluding short-term investments, for the year ended November 30, 2014, were as follows:

Purchases……………………………………………..………….…	$ 70,442,798
Sales……………………………………………………………….….	$ 60,677,935

6.  DISTRIBUTION FEES

The Funds have each adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plans") under which the Fund may incur expenses related to distribution of its Investor Class shares and Load Class Shares. Payments under the Plans are made to the Fund's Distributor or its designee, which uses them to pay distribution and shareholder servicing expenses on behalf of and as agent of the applicable Fund. The Funds’ annual fee for distribution and shareholder servicing expenses is 0.25% of each Fund's average daily net assets attributable to each of Investor Class shares and Load Class shares.  The Plans are compensation plans, which means that payments under a Plan may exceed distribution and shareholder servicing expenses incurred pursuant to the Plan.  It is also possible that 12b-1 expenses incurred by the Funds for a period will exceed the payments received by the Fund's Distributor or its designee, in which case the Adviser may pay such excess expenses out of its own resources.  Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of a shareholder’s investment and may cost a shareholder more than paying other types of sales charges.  During the year ended November 30, 2014, the CCA Core Return Fund incurred $253 and $131 in distribution fees for the Investor Class and Load Class, respectively.  During the year ended November 30, 2014, the CCA Aggressive Return Fund incurred $156 and $133 in distribution fees for the Investor Class and Load Class, respectively.

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2014

7.  FEDERAL INCOME TAX

CCA CORE RETURN FUND

For Federal Income Tax purposes, the cost of investments owned at November 30, 2014, is $11,055,126.  As of November 30, 2014, the gross unrealized appreciation on a tax basis totaled $614,542 and the gross unrealized depreciation totaled $411,270 for a net unrealized appreciation of $203,272.

As of November 30, 2014 the components of accumulated earnings on a tax basis were as follows:

Net unrealized appreciation

    $203,272

Accumulated net realized gain on investments

                 -

Undistributed net investment income

        95,860

Total

    $299,132

The difference between the accumulated net realized gains for tax purposes and the accumulated net realized gains reported in the Statement of Assets and Liabilities is due to wash sale losses, which are required to be deferred for tax purposes, and the treatment of short-term capital gains as net investment income for tax purposes. Net unrealized appreciation on a tax basis and the net unrealized appreciation on investments reported in the Statement of Assets and Liabilities differ by this same wash sale loss figure.

For the year ended November 30, 2014, the CCA Core Return Fund paid an ordinary income distribution of $224,492.

The CCA Core Return Fund did not pay any distributions during the period ended November 30, 2013.

CCA AGGRESSIVE RETURN FUND

For Federal Income Tax purposes, the cost of investments owned at November 30, 2014 is $21,107,674.  As of November 30, 2014, the gross unrealized appreciation on a tax basis totaled $1,351,700 and the gross unrealized depreciation totaled $328,924 for a net unrealized appreciation of $1,022,776.

As of November 30, 2014 the components of accumulated earnings on a tax basis were as follows:

Net unrealized appreciation

$1,022,776

Accumulated net realized gain on investments

               -

Undistributed net investment income

    280,812

Total

$1,303,588

The difference between the accumulated net realized gains for tax purposes and the accumulated net realized gains reported in the Statement of Assets and Liabilities is due to wash sale losses, which are required to be deferred for tax purposes, and the treatment of short-term capital gains as net investment income for tax purposes. Net unrealized appreciation on a

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2014

tax basis and the net unrealized appreciation on investments reported in the Statement of Assets and Liabilities differ by this same wash sale loss figure.

For the year ended November 30, 2014, the CCA Aggressive Return Fund paid a long-term capital gain distribution of $80,842, and an ordinary income distribution of $495,920.

The CCA Aggressive Return Fund did not pay any distributions during the period ended November 30, 2013.

8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of November 30, 2014, Charles Schwab, Inc. held in omnibus accounts for the benefit of others approximately 85% of the voting securities of the CCA Core Return Fund and may be deemed to control the CCA Core Return Fund.  As of November 30, 2014, Charles Schwab, Inc. held in omnibus accounts for the benefit of others approximately 86% of the voting securities of the CCA Aggressive Return Fund and may be deemed to control the CCA Aggressive Return Fund.

9.  CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds.  Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

10.  LINE OF CREDIT

CCA Core Return Fund

The Core Return Fund has a secured $1,400,000 bank line of credit with U.S. Bank; all borrowings under the arrangement bear interest at the prime rate.  At November 30, 2014, the prime rate was 3.25%.  The Core Return Fund had no outstanding borrowings during the year ended November 30, 2014.  The line of credit is collateralized by publically traded stock held by the Fund.

CCA Aggressive Return Fund

The Aggressive Return Fund has a secured $2,100,000 bank line of credit with U.S. Bank; all borrowings under the arrangement bear interest at the prime rate.  At November 30, 2014, the prime rate was 3.25%.  The Aggressive Return Fund had no outstanding borrowings during the year ended November 30, 2014.  The line of credit is collateralized by publically traded stock held by the Fund.

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2014

11.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring recognition or disclosure other than those listed below.  On December 30, 2014, the Funds paid an ordinary income distribution as follows

	Core Return Fund	Aggressive Return Fund
Institutional Class	$0.13423 per share	$0.17335 per share
Investor Class	$0.10701 per share	$0.11664 per share
Load Class	$0.07113 per share	$0.09193 per share

Total Distribution	$142,777	$326,916

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the CCA Core Return Fund and

the CCA Aggressive Return Fund and

The Board of Trustees of the CCA Investments Trust

We have audited the accompanying statements of assets and liabilities of CCA Core Return Fund and CCA Aggressive Return Fund (the "Funds"), each a series of shares of beneficial interest of the CCA Investments Trust, including the schedules of investments, as of November 30, 2014, and the related statements of operations and changes in net assets and the financial highlights for the year then ended and the period December 26, 2012 (commencement of operations) to November 30, 2013.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2014 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CCA Core Return Fund and CCA Aggressive Return Fund,  as of November 30, 2014, and the results of their operations, the changes in their net assets and their financial highlights for the year then ended and the period December 26, 2012 to November 30, 2013, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

January 29, 2015

CCA INVESTMENTS TRUST

EXPENSE ILLUSTRATION

NOVEMBER 30, 2014

Expense Example

As a shareholder of a Fund of the CCA Investment Trust, you incur ongoing costs which consist of management fees and other Fund(s) expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2014 through November 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

CCA Core Return Fund - Institutional Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2014	November 30, 2014	June 1, 2014 to November 30, 2014

Actual	$1,000.00	$980.71	$4.47
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.56	$4.56

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

CCA INVESTMENTS TRUST

EXPENSE ILLUSTRATION (CONTINUED)

NOVEMBER 30, 2014

CCA Core Return Fund - Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2014	November 30, 2014	June 1, 2014 to November 30, 2014

Actual	$1,000.00	$978.79	$5.70
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.30	$5.82

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

CCA Core Return Fund - Load Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2014	November 30, 2014	June 1, 2014 to November 30, 2014

Actual	$1,000.00	$979.79	$5.71
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.30	$5.82

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

CCA Aggressive Return Fund - Institutional Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2014	November 30, 2014	June 1, 2014 to November 30, 2014

Actual	$1,000.00	$1,031.29	$4.58
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.56	$4.56

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

CCA INVESTMENTS TRUST

EXPENSE ILLUSTRATION (CONTINUED)

NOVEMBER 30, 2014

CCA Aggressive Return Fund - Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2014	November 30, 2014	June 1, 2014 to November 30, 2014

Actual	$1,000.00	$1,029.61	$5.85
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.30	$5.82

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

CCA Aggressive Return Fund - Load Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2014	November 30, 2014	June 1, 2014 to November 30, 2014

Actual	$1,000.00	$1,029.54	$5.85
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.30	$5.82

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

CCA INVESTMENTS TRUST

ADDITIONAL INFORMATION

NOVEMBER 30, 2014

Information Regarding Proxy Voting

A description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ending June 30, are available without charge upon request by (1) calling the Fund at (800) 595-4866 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on the last day of February and August. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-4866.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 1-800-595-4866.

CCA INVESTMENTS TRUST

TRUSTEES AND OFFICERS

NOVEMBER 30, 2014

The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act.

Name, Address and Age [1]	Position(s) Held with the Trust	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee [2]	Other Directorships Held by Trustee During Last 5 Years
Brian S. Cohen Age: 55	Trustee	Indefinite; November 30, 2012 to present	Operating Partner, Altamont Capital Partners (since 2011); President, CEO and Board Member of Pacific Specialty Insurance Company, and Pacific Specialty Property Casualty Company (May, 2012 to April, 2014); Interim CEO McGraw Company and affiliate (May, 2012 to November, 2012); President and CEO of Strategic Growth Advisers, LLC (since 2009)	2

Pacific Specialty Insurance Company (2014); Pacific Specialty Property Casualty Company (2014); Western Service Contract Corporation (since 2014); The McGraw Company (since 2012); Strategic Growth Advisers, LLC (since 2009)

Matthew J. Hart Age: 62	Trustee	Indefinite; November 30, 2012 to present	President, Hilton Hotel Corporation (1995-2007); retired since 2007.	2	US Airways, American Airlines (since 2006); Air Lease Corporation (since 2010); Great American Group (since 2009); American Homes 4 Rent (since 2013)
Eric R. L. Fleiss Age: 40	Trustee	Indefinite; October 17, 2013 to present	President, Regent Properties (since 2010); Vice President, Regent Properties (2005-2010).	2

1 Unless otherwise specified, the mailing address of each Trustee is c/o CCA Investments Trust,190 North Canon Drive, Suite 402, Beverly Hills, CA 90210.

2 The "Fund Complex" consists of CCA Investments Trust.

Each Trustee who is not affiliated with the Trust or Adviser will receive $5,000 per year.

CCA INVESTMENTS TRUST

TRUSTEES AND OFFICERS (CONTINUED)

NOVEMBER 30, 2014

The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address and Age [1]	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Last 5 Years
Adam Checchi [2] Age: 38	President and Trustee	Indefinite; September 30, 2012 to present	Founder and Managing Member, Checchi Capital Advisers, LLC (since 2007).	2
Wesley Gallup Age: 33	Treasurer	Indefinite; November 30, 2012 to present	Director of Operations, Checchi Capital Advisers, LLC (since 2009); Portfolio Manager, Eden Capital Management Partners, L.P. (2006-2009).	n/a	n/a
David E. Scott Age:43	Chief Compliance Officer	Indefinite; November 30, 2012 to present

Managing Member, D.E. Scott & Associates, LLC (since 2005); Chief Compliance Officer, WY Funds Trust (since 2008); USA Mutual Trust (since 2007); Chief Compliance Officer, Strategic Value Partners, LLC (2004-2005); Managing Director, IMRC Group (2003-2004).

				n/a	n/a
Gabi Gasafy Age: 35	Secretary	Indefinite; July 2014 to present	Operations Associate, Checchi Capital (since 2014); New Accounts Operations Manager, MB Trading (2007-2014).	n/a	n/a

1 Unless otherwise specified, the address of each Trustee and officer is c/o CCA Investments Trust, 190 North Canon Drive, Suite 402, Beverly Hills, CA 90210

2 Mr. Checchi is considered an "Interested" Trustee as defined in the 1940 Act, because he is an officer of the Trust and controls the Funds’ investment adviser and sub-adviser.

INVESTMENT ADVISER

Checchi Capital Fund Advisers, LLC

190 North Canon Drive, Suite 402

Beverly Hills, CA  90210

SUB-ADVISER

Checchi Capital Advisers, LLC

190 North Canon Drive, Suite 402

Beverly Hills, CA  90210

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH  43215

CUSTODIAN

US Bancorp Fund Services, LLC

1555 N. River Center Drive

Milwaukee, WI  53212

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

DISTRIBUTOR

Arbor Court Capital, LLC

2000 Auburn Drive, Suite 120

Beachwood, OH  44122

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.  The registrant’s Board of Directors has determined that Mr. Malcolm Uffelman is a financial expert.  Mr. Uffelman is an independent Director.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

Registrant

Adviser

FY 2014

$ 26,000

$ 0

FY 2013

$ 26,000

$ 0

(b)

Audit-Related Fees

Registrant

Adviser

FY 2014

$ 0

$ 0

FY 2013

$ 0

$ 0

(c)

Tax Fees

Registrant

Adviser

FY 2014

$ 4,000

$ 0

FY 2013

$ 4,000

$ 0

(d)

All Other Fees

Registrant

Adviser

FY 2014

$ 0

$ 0

FY 2013

$ 0

$ 0

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2014

$ 4,000

FY 2013

$ 4,000

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CCA Investments Trust

By /s/ Adam D. Checchi

      Adam D. Checchi

      President

Date: April 28, 2015

By /s/ Wes Gallup

      Wes Gallup

      Chief Financial Officer

Date: April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By /s/ Adam D. Checchi

      Adam D. Checchi

      President

Date: April 28, 2015

By /s/ Wes Gallup

      Wes Gallup

      Chief Financial Officer

Date: April 28, 2015